UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2009

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

7/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace – 0.8%
Bombardier, Inc., 6.3%, 2014 (n)	$9,225,000	$8,533,125

Airlines – 0.1%
American Airlines, Inc., 10.375%, 2019	$1,370,000	$1,380,275

Asset Backed & Securitized – 8.5%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	$2,150,000	$150,500
Asset Securitization Corp., FRN, 8.631%, 2029	2,524,123	2,789,538
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	6,405,710	4,855,347
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040 (z)	2,930,000	1,081,463
BlackRock Capital Finance LP, 7.75%, 2026 (n)	505,889	70,824
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	2,751,804	2,669,250
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,325,068	1,363,366
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	3,052,453
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	1,634,631
Commercial Mortgage Acceptance Corp., FRN, 1.726%, 2030 (i)	11,219,025	545,513
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	2,990,290	2,420,410
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	37,495	35,639
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	2,411,299
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,804,213	3,449,468
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,675,000	2,609,563
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,733,000	683,250
Falcon Franchise Loan LLC, FRN, 3.693%, 2025 (i)(z)	12,948,890	924,551
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,986,292	2,049,988
GE Commercial Mortgage Corp., FRN, 5.515%, 2044	2,710,000	1,705,008
GMAC LLC, FRN, 6.02%, 2033 (z)	4,140,000	3,267,927
GMAC LLC, FRN, 7.657%, 2034 (n)	3,212,000	2,501,271
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	3,320,099	3,313,774
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038	2,125,000	1,059,633
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038	2,041,068	1,761,024
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,161,947	6,125,469
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	4,734,928	1,049,161
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2043	7,331,619	4,476,827
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	4,318,739	2,650,319
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	5,520,000	5,195,085
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.748%, 2049	3,070,000	2,452,388
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.798%, 2049	1,467,768	1,173,967
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	3,000,000	2,604,996
KKR Financial CLO Ltd., “C”, CDO, FRN, 2.333%, 2021 (n)	3,750,352	571,929
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.827%, 2030 (i)	11,781,540	290,261
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	1,561,000	297,180
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	3,070,000	2,235,580
Morgan Stanley Capital I, Inc., 5.72%, 2032	975,165	982,492
Morgan Stanley Capital I, Inc., FRN, 0.867%, 2030 (i)(n)	23,816,157	496,524
Mortgage Capital Funding, Inc., FRN, 2.457%, 2031 (i)	962,409	1,750
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	5,790,000	5,529,156
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013 (z)	3,468,000	2,861,641
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,516,336	1,524,878
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	2,893,068	2,743,542
Wachovia Bank Commercial Mortgage Trust, FRN, 5.956%, 2045	4,320,000	2,766,907

		$92,435,742

Automotive – 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$3,453,788

Broadcasting – 1.1%
News America, Inc., 8.5%, 2025	$4,931,000	$5,622,297

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WPP Finance, 8%, 2014	$6,229,000	$6,640,575

		$12,262,872

Brokerage & Asset Managers – 0.7%
INVESCO PLC, 4.5%, 2009	$7,053,000	$7,085,098

Building – 0.6%
CRH PLC, 8.125%, 2018	$3,493,000	$3,513,616
Hanson PLC, 7.875%, 2010	3,170,000	3,106,600

		$6,620,216

Cable TV – 2.0%
Cox Communications, Inc., 4.625%, 2013	$6,087,000	$6,252,165
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,837,261
TCI Communications, Inc., 9.8%, 2012	3,539,000	4,085,811
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,469,747
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,109,427

		$21,754,411

Chemicals – 0.8%
Dow Chemical Co., 8.55%, 2019	$4,010,000	$4,399,351
Dow Chemical Co., 9.4%, 2039	3,510,000	4,216,714

		$8,616,065

Computer Software – 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$7,013,000	$6,907,805

Conglomerates – 0.5%
American Standard Cos., Inc., 7.625%, 2010	$1,955,000	$1,995,447
Kennametal, Inc., 7.2%, 2012	3,091,000	3,160,044

		$5,155,491

Construction – 0.6%
D.R. Horton, Inc., 7.875%, 2011	$4,993,000	$5,067,895
D.R. Horton, Inc., 5.625%, 2014	1,731,000	1,540,590

		$6,608,485

Consumer Products – 1.3%
Clorox Co., 5%, 2013	$4,780,000	$4,993,231
Fortune Brands, Inc., 5.125%, 2011	5,910,000	6,010,765
Hasbro, Inc., 6.125%, 2014	2,740,000	2,827,042

		$13,831,038

Consumer Services – 0.9%
Service Corp. International, 7.375%, 2014	$1,880,000	$1,828,300
Western Union Co., 5.4%, 2011	7,660,000	8,110,714

		$9,939,014

Defense Electronics – 1.3%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$4,695,000	$5,058,567
L-3 Communications Corp., 6.375%, 2015	9,517,000	9,136,320

		$14,194,887

Electronics – 0.6%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,289,638
Tyco Electronics Group S.A., 7.125%, 2037	4,850,000	4,021,513

		$6,311,151

Emerging Market Quasi-Sovereign – 3.9%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$3,200,000	$3,240,000
Export-Import Bank of Korea, 5.875%, 2015	1,789,000	1,802,648
Gaz Capital S.A., 8.125%, 2014 (z)	4,161,000	4,202,610
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	843,000	790,312

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
KazMunaiGaz Finance B.V., 11.75%, 2015 (z)	$2,575,000	$2,678,000
Korea National Oil Corp., 5.375%, 2014 (z)	1,801,000	1,839,271
Mubadala Development Co., 7.625%, 2019 (n)	3,276,000	3,505,320
Pemex Finance Ltd., 9.69%, 2009	391,600	392,148
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,875,285
Petrobras International Finance Co., 7.875%, 2019	5,965,000	6,622,939
Qtel International Finance Ltd., 7.875%, 2019 (n)	3,925,000	4,273,465
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	2,556,000	2,612,194
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)	2,995,000	3,112,617
TDIC Finance Ltd., 6.5%, 2014 (n)	5,099,000	5,262,607

		$42,209,416

Emerging Market Sovereign – 1.0%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$3,270,000	$3,494,459
Republic of Indonesia, 11.625%, 2019 (n)	2,271,000	3,054,495
Republic of Peru, 7.125%, 2019	448,000	485,632
Republic of Poland, 6.375%, 2019	3,227,000	3,342,527

		$10,377,113

Energy - Independent – 2.3%
Anadarko Petroleum Corp., 6.45%, 2036	$6,000,000	$6,022,452
Chesapeake Energy Corp., 9.5%, 2015	4,623,000	4,906,159
Nexen, Inc., 6.4%, 2037	6,380,000	6,011,025
Nexen, Inc., 7.5%, 2039	3,370,000	3,616,566
Talisman Energy, Inc., 7.75%, 2019	4,240,000	4,959,223

		$25,515,425

Energy - Integrated – 1.4%
ConocoPhillips, 6%, 2020	$2,062,000	$2,289,808
Hess Corp., 8.125%, 2019	3,210,000	3,841,523
Husky Energy, Inc., 7.25%, 2019	4,228,000	4,845,368
Petro-Canada, 6.05%, 2018	4,468,000	4,605,163

		$15,581,862

Entertainment – 0.8%
Time Warner, Inc., 9.125%, 2013	$6,649,000	$7,698,212
Time Warner, Inc., 6.5%, 2036	1,100,000	1,104,345

		$8,802,557

Financial Institutions – 0.7%
GMAC LLC, 7.25%, 2011 (z)	$3,680,000	$3,468,400
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	6,900,000	2,139,000
International Lease Finance Corp., 5.875%, 2013	3,380,000	2,353,933

		$7,961,333

Food & Beverages – 4.7%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$4,630,000	$5,407,826
Conagra Foods, Inc., 7%, 2019	2,520,000	2,913,725
Diageo Capital PLC, 5.5%, 2016	6,930,000	7,276,410
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	4,738,000	5,236,030
General Mills, Inc., 5.65%, 2012	2,333,000	2,535,315
HJ Heinz Finance Co., 7.125%, 2039 (z)	4,300,000	4,731,823
Kraft Foods, Inc., 6.125%, 2018	6,690,000	7,334,314
Miller Brewing Co., 5.5%, 2013 (n)	9,815,000	10,187,391
Tyson Foods, Inc., 7.85%, 2016	6,160,000	6,221,600

		$51,844,434

Food & Drug Stores – 0.6%
CVS Caremark Corp., 5.75%, 2017	$4,388,000	$4,670,837

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Drug Stores – continued
CVS Caremark Corp., 6.6%, 2019	$2,130,000	$2,378,799

		$7,049,636

Forest & Paper Products – 0.3%
Stora Enso Oyj, 7.25%, 2036 (n)	$4,707,000	$2,730,060

Gaming & Lodging – 1.1%
Royal Caribbean Cruises Ltd., 8%, 2010	$4,190,000	$4,179,525
Wyndham Worldwide Corp., 6%, 2016	9,520,000	8,070,704

		$12,250,229

Insurance – 1.9%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$4,906,000	$3,090,780
Metropolitan Life Global Funding, 5.125%, 2013 (n)	4,190,000	4,271,944
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,700,000	2,712,023
Principal Financial Group, Inc., 7.875%, 2014	200,000	211,384
Prudential Financial, Inc., 5.1%, 2014	2,777,000	2,657,997
Prudential Financial, Inc., 6%, 2017	1,075,000	1,047,683
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	7,233,122

		$21,224,933

Insurance - Health – 0.5%
Humana, Inc., 7.2%, 2018	$5,489,000	$5,098,403

Insurance - Property & Casualty – 1.3%
ACE INA Holdings, Inc., 5.9%, 2019	$2,580,000	$2,727,429
AXIS Capital Holdings Ltd., 5.75%, 2014	5,545,000	5,215,228
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,488,780
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	5,610,000	4,656,300

		$14,087,737

International Market Quasi-Sovereign – 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$5,000,000	$5,105,950

Local Authorities – 1.0%
California (Build America Bonds), 7.5%, 2034	$2,255,000	$2,326,912
California (Build America Bonds), 7.55%, 2039	2,130,000	2,201,866
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	1,895,000	2,203,904
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	3,143,000	3,634,722

		$10,367,404

Major Banks – 11.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,150,000	$2,448,500
Bank of America Corp., 5.65%, 2018	8,930,000	8,517,541
Bank of America Corp., 5.49%, 2019	2,815,000	2,379,486
Bank of America Corp., 7.625%, 2019	2,800,000	3,036,953
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	6,318,000	4,928,040
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	3,171,250
Credit Suisse (USA), Inc., 4.875%, 2010	8,611,000	8,884,726
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,364,591
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	7,781,460
Goldman Sachs Group, Inc., 7.5%, 2019	6,460,000	7,565,655
JPMorgan Chase & Co., 6.3%, 2019	5,920,000	6,431,364
JPMorgan Chase Bank, 6%, 2017	5,750,000	5,974,681
Kookmin Bank, 7.25%, 2014 (n)	2,700,000	2,897,035
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,481,998
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,059,828
Morgan Stanley, 5.75%, 2016	5,924,000	5,990,888
Morgan Stanley, 6.625%, 2018	5,114,000	5,442,713
Morgan Stanley, 7.3%, 2019	3,930,000	4,426,984
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,896,000	3,519,635

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Natixis S.A., 10% to 2018, FRN to 2049 (n)	$4,000,000	$3,162,040
PNC Funding Corp., 5.625%, 2017	7,355,000	7,409,464
Royal Bank of Scotland Group PLC, 9.118%, 2049	2,152,000	1,979,840
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	5,204,000	3,443,575
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	6,850,000	6,014,855
Wachovia Corp., 6.605%, 2025	7,936,000	7,254,258

		$120,567,360

Medical & Health Technology & Services – 3.1%
CareFusion Corp., 6.375%, 2019 (z)	$4,300,000	$4,535,257
Fisher Scientific International, Inc., 6.125%, 2015	9,060,000	9,241,200
HCA, Inc., 8.75%, 2010	7,607,000	7,683,070
Hospira, Inc., 5.55%, 2012	1,390,000	1,447,356
Hospira, Inc., 6.05%, 2017	5,030,000	5,190,301
McKesson Corp., 5.7%, 2017	5,010,000	5,176,212
McKesson Corp., 7.5%, 2019	920,000	1,077,386

		$34,350,782

Metals & Mining – 2.0%
BHP Billiton Finance Ltd., 5.5%, 2014	$100,000	$108,622
BHP Billiton Finance Ltd., 6.5%, 2019	1,716,000	1,952,911
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	9,620,000	10,173,150
International Steel Group, Inc., 6.5%, 2014	6,119,000	6,031,052
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,820,000	4,046,129

		$22,311,864

Mortgage Backed – 0.7%
Fannie Mae, 7.5%, 2030 - 2031	$1,543,776	$1,717,695
Fannie Mae, 6.5%, 2032	1,655,750	1,786,274
Freddie Mac, 6%, 2021 - 2034	3,128,869	3,311,037
Freddie Mac, 5%, 2025	1,138,195	1,161,380

		$7,976,386

Natural Gas - Distribution – 0.7%
EQT Corp., 8.125%, 2019	$7,020,000	$7,918,778

Natural Gas - Pipeline – 3.8%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$9,089,962
Energy Transfer Partners, 9.7%, 2019	3,520,000	4,413,246
Energy Transfer Partners LP, 8.5%, 2014	1,276,000	1,474,489
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,548,700
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	3,860,679
Kinder Morgan Energy Partners, 6.85%, 2020	2,880,000	3,187,621
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,639,207
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	3,875,486
Spectra Energy Capital LLC, 8%, 2019	5,750,000	6,387,577
Williams Cos., Inc., 7.125%, 2011	4,325,000	4,540,134

		$42,017,101

Network & Telecom – 4.3%
AT&T, Inc., 5.1%, 2014	$8,569,000	$9,180,801
Qwest Corp., 7.875%, 2011	6,990,000	7,129,800
Qwest Corp., 8.375%, 2016 (n)	494,000	506,350
Telecom Italia Capital, 7.175%, 2019	3,833,000	4,269,935
Telefonica Europe B.V., 7.75%, 2010	6,019,000	6,381,482
Telemar Norte Leste S.A., 9.5%, 2019 (n)	2,327,000	2,644,054
Verizon Communications, Inc., 8.95%, 2039	2,640,000	3,632,983
Verizon New York, Inc., 6.875%, 2012	6,786,000	7,308,278
Windstream Corp., 8.625%, 2016	6,000,000	6,090,000

		$47,143,683

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.7%
Smith International, Inc., 9.75%, 2019	$6,150,000	$7,438,431

Other Banks & Diversified Financials – 5.7%
American Express Centurion Bank, 5.55%, 2012	$3,943,000	$4,027,613
American Express Co., 8.125%, 2019	5,110,000	5,645,983
Capital One Financial Corp., 8.8%, 2019	7,000,000	7,592,907
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,551,075
Citigroup, Inc., 6.125%, 2018	10,940,000	10,016,752
Citigroup, Inc., 8.5%, 2019	1,421,000	1,512,956
Citigroup, Inc., 8.125%, 2039	5,010,000	5,046,528
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	1,629,250
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,312,000	5,049,600
Svenska Handelsbanken AB, 4.875%, 2014 (n)	7,010,000	7,243,468
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	2,117,310
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,681,813
Woori America Bank, 7%, 2015 (z)	1,805,000	1,886,225

		$62,001,480

Pollution Control – 0.7%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,087,250

Precious Metals & Minerals – 0.7%
Teck Cominco Ltd., 6.125%, 2035	$1,420,000	$1,185,700
Teck Resources Ltd., 10.25%, 2016 (z)	5,510,000	6,240,075

		$7,425,775

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$1,919,568

Railroad & Shipping – 1.1%
Canadian Pacific Railway Co., 6.5%, 2018	$3,200,000	$3,220,621
CSX Corp., 6.3%, 2012	4,932,000	5,120,230
CSX Corp., 7.375%, 2019	1,225,000	1,393,037
Kansas City Southern, 7.375%, 2014	2,170,000	1,909,600

		$11,643,488

Real Estate – 2.3%
HRPT Properties Trust, REIT, 6.25%, 2016	$6,245,000	$5,284,887
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	3,564,255
ProLogis, REIT, 5.75%, 2016	5,547,000	4,785,868
ProLogis, REIT, 5.625%, 2016	1,300,000	1,106,409
Simon Property Group, Inc., REIT, 6.35%, 2012	4,283,000	4,351,485
Simon Property Group, Inc., REIT, 5.75%, 2015	6,800,000	6,530,176

		$25,623,080

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$3,141,916

Retailers – 2.4%
Autozone, Inc., 5.75%, 2015	$3,510,000	$3,625,009
Home Depot, Inc., 5.875%, 2036	5,029,000	4,647,032
J.C. Penney Corp., Inc., 8%, 2010	527,000	533,457
Macy’s, Inc., 6.625%, 2011	6,801,000	6,905,130
Staples, Inc., 7.75%, 2011	2,750,000	2,927,636
Staples, Inc., 9.75%, 2014	2,400,000	2,811,650
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,345,707

		$25,795,621

Specialty Chemicals – 0.0%
Ashland, Inc., 9.125%, 2017 (n)	$350,000	$369,250

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.7%
Delhaize America, Inc., 9%, 2031	$2,407,000	$3,012,399
Kroger Co., 6.4%, 2017	3,884,000	4,239,864

		$7,252,263

Supranational – 0.3%
Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,894,857

Telecommunications - Wireless – 0.8%
Rogers Cable, Inc., 5.5%, 2014	$2,229,000	$2,382,063
Rogers Communications, Inc., 6.8%, 2018	1,340,000	1,534,354
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,766,868
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,541,240

		$9,224,525

Telephone Services – 0.8%
Embarq Corp., 7.082%, 2016	$3,710,000	$3,878,657
Frontier Communications Corp., 8.25%, 2014	5,120,000	5,184,000

		$9,062,657

Tobacco – 3.1%
Altria Group, Inc., 9.95%, 2038	$6,980,000	$8,893,392
BAT International Finance PLC, 9.5%, 2018 (n)	4,400,000	5,482,444
Lorillard Tobacco Co., 8.125%, 2019	6,504,000	7,116,104
Reynolds American, Inc., 7.25%, 2012	5,112,000	5,444,193
Reynolds American, Inc., 6.75%, 2017	7,310,000	7,350,761

		$34,286,894

Transportation - Services – 0.7%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,308,224
Erac USA Finance Co., 7%, 2037 (n)	7,660,000	6,424,756

		$7,732,980

Utilities - Electric Power – 9.2%
AES Corp., 9.75%, 2016 (n)	$5,275,000	$5,512,375
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	8,890,000	9,505,312
Beaver Valley Funding Corp., 9%, 2017	7,884,000	7,783,321
CenterPoint Energy, Inc., 5.95%, 2017	2,950,000	2,723,148
Consumers Energy Co., 6.7%, 2019	3,190,000	3,610,404
DPL, Inc., 6.875%, 2011	3,644,000	3,825,839
Duke Energy Corp., 5.65%, 2013	6,740,000	7,181,281
EDP Finance B.V., 6%, 2018 (n)	6,800,000	7,241,123
ELETROBRAS S.A., 6.875%, 2019 (z)	173,000	174,946
Enersis S.A., 7.375%, 2014	4,189,000	4,527,463
Exelon Generation Co. LLC, 6.95%, 2011	8,551,000	9,144,841
Mirant Americas Generation LLC, 8.3%, 2011	8,490,000	8,627,962
NiSource Finance Corp., 7.875%, 2010	4,669,000	4,883,797
NorthWestern Corp., 5.875%, 2014	4,275,000	4,443,362
NRG Energy, Inc., 7.375%, 2016	5,015,000	4,852,013
Oncor Electric Delivery Co., 6.8%, 2018	4,102,000	4,634,735
Progress Energy, Inc., 7.05%, 2019	2,730,000	3,130,081
PSEG Power LLC, 5.5%, 2015	1,705,000	1,750,500
System Energy Resources, Inc., 5.129%, 2014 (z)	2,343,370	2,319,983
Waterford 3 Funding Corp., 8.09%, 2017	5,462,787	5,257,277

		$101,129,763

Total Bonds		$1,072,611,707

Preferred Stocks – 0.0%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (z)	$780	$359,166

7

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	20,499,609	$20,499,609

Total Investments		$1,093,470,482

Other Assets, Less Liabilities – 0.1%		1,052,539

Net Assets – 100.0%		$1,094,523,021

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $173,031,200, representing 15.8% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	$2,025,407	$150,500
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040	3/01/06	2,930,000	1,081,463
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	2,753,728	2,669,250
CareFusion Corp., 6.375%, 2019	7/14/09	4,229,546	4,535,257
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,318,139	1,363,366
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,638,274	2,609,563
ELETROBRAS S.A., 6.875%, 2019	7/23/09	171,464	174,946
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,532,018	683,250
Falcon Franchise Loan LLC, FRN, 3.693%, 2025	1/29/03	1,457,908	924,551
GMAC LLC, 7.25%, 2011	12/29/08	3,286,039	3,468,400
GMAC LLC, FRN, 6.02%, 2033	3/20/02	3,997,240	3,267,927
Gaz Capital S.A., 8.125%, 2014	7/22/09	4,161,000	4,202,610
HJ Heinz Finance Co., 7.125%, 2039	7/22/09	4,530,377	4,731,823
KazMunaiGaz Finance B.V., 11.75%, 2015	7/16/09	2,549,691	2,678,000
Korea National Oil Corp., 5.375%, 2014	7/23/09	1,789,197	1,839,271
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	5,790,000	5,529,156
Preferred Blocker, Inc., 7% (Preferred Stock)	12/29/08	600,600	359,166
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013	12/06/04	3,652,287	2,861,641
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	2,550,069	2,612,194
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09 - 7/17/09	3,007,813	3,112,617
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,488,662	1,524,878
System Energy Resources, Inc., 5.129%, 2014	4/16/04	2,343,370	2,319,983
Teck Resources Ltd., 10.25%, 2016	5/05/09	5,221,938	6,240,075
Woori America Bank, 7%, 2015	7/27/09	1,797,386	1,886,225

Total Restricted Securities			$60,826,112
% of Net Assets			5.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$359,166	$—	$359,166
Non-U.S. Sovereign Debt	—	60,587,337	—	60,587,337
Corporate Bonds	—	734,540,318	—	734,540,318
Residential Mortgage-Backed Securities	—	8,082,850	—	8,082,850
Commercial Mortgage-Backed Securities	—	87,856,135	—	87,856,135
Asset-Backed Securities (including CDOs)	—	4,473,142	—	4,473,142
Foreign Bonds	—	177,071,925	—	177,071,925
Mutual Funds	20,499,609	—	—	20,499,609

Total Investments	$20,499,609	$1,072,970,873	$—	$1,093,470,482

Other Financial Instruments
Swaps	$—	$(3,919,072)	$—	$(3,919,072)

9

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,112,471,474

Gross unrealized appreciation	$54,085,897
Gross unrealized depreciation	(73,086,889)

Net unrealized appreciation (depreciation)	$(19,000,992)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/09

Swap Agreements at 7/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(3,882,868)
6/20/13	USD	2,670,000	Morgan Stanley Capital Services, Inc.	(2)	1.48% (fixed rate)	(8,525)
3/20/14	USD	2,180,000	Morgan Stanley Capital Services, Inc.	(2)	1.75% (fixed rate)	(27,679)

						$(3,919,072)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 1.756%, 10/06/10, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Co., 7.125%, 7/15/23.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

10

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,666,146	139,145,972	(136,312,509)	20,499,609

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,599	$20,499,609

11

MFS® Limited Maturity Fund

7/31/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Airlines – 0.1%
American Airlines Inc., 3.857%, 2010	$700,558	$660,276

Asset Backed & Securitized – 7.2%
Bayview Commercial Asset Trust, FRN, 0.595%, 2035 (z)	$1,670,357	$879,931
Bayview Commercial Asset Trust, FRN, 0.555%, 2036 (z)	1,421,152	793,713
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	8,074,010	482,826
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	1,118,403
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,325,000	1,855,706
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040 (z)	1,402,996	517,846
Brascan Real Estate, CDO, FRN, 2.11%, 2040 (z)	1,526,000	61,040
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,470,116	1,426,013
Commercial Mortgage Asset Trust, FRN, 0.852%, 2032 (i)(z)	20,332,717	508,521
Commercial Mortgage Pass-Through Certificates, FRN, 0.478%, 2017 (n)	3,400,000	3,017,661
Continental Airlines, Inc., FRN, 1.333%, 2011	667,835	581,614
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	121,549	115,534
Credit-Based Asset Servicing & Securitization LLC, 5.737%, 2037	2,830,000	931,846
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,883,849	1,700,439
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	4,000,000	1,266,323
E*TRADE RV & Marine Trust, 3.62%, 2018	1,422,315	1,387,816
Ford Credit Auto Lease Trust, “A2”, 2.6%, 2011 (n)	1,490,000	1,502,689
Ford Credit Auto Owner Trust, FRN, 0.618%, 2010	127,185	127,179
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	2,140,000	2,160,259
Gramercy Real Estate Ltd., CDO, FRN, 0.824%, 2035 (z)	2,337,207	981,627
Honda Auto Receivables Owner Trust, “A2”, 1.5%, 2011	1,460,000	1,460,730
Honda Auto Receivables Owner Trust, “A2”, 2.22%, 2011	2,270,000	2,284,507
IMPAC CMB Trust, FRN, 1.025%, 2034	542,424	315,183
IMPAC CMB Trust, FRN, 1.205%, 2034	570,973	129,532
IMPAC Secured Assets Corp., FRN, 0.635%, 2036	1,653,500	1,144,992
Interstar Millennium Trust, FRN, 1.029%, 2036	874,019	664,704
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,504,086	3,511,875
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	4,628,801
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.316%, 2037	5,000,000	4,649,381
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	2,397,378
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.335%, 2035 (i)	6,551,595	265,794
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,246,371	550,814
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	5,059,565
Morgan Stanley Capital I, Inc., FRN, 1.352%, 2031 (i)(z)	3,701,504	58,730
Mortgage Capital Funding, Inc., FRN, 2.457%, 2031 (i)	463,395	842
Nationslink Funding Corp., FRN, 1.094%, 2030 (i)	3,985,656	127,614
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	1,238,014	1,211,492
Nissan Auto Lease Trust, “A”, 2.01%, 2011	2,075,000	2,081,650
Nomura Asset Securities Corp., FRN, 9.934%, 2027 (z)	2,247,993	2,371,311
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	964,439
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	3,767,699	2,018,196
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	1,509,933	1,463,928
RMAC PLC, FRN, 0.839%, 2036 (n)	20,812	20,249
Structured Asset Securities Corp., FRN, 4.67%, 2035	706,010	589,123
Structured Asset Securities Corp., FRN, 0.525%, 2035	366,803	296,571
Superannuation Members Home Loans Global Trust, FRN, 0.978%, 2029	389,199	359,348
Thornburg Mortgage Securities Trust, FRN, 0.965%, 2043	2,423,463	2,061,448
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	5,944,010

		$68,049,193

Automotive – 0.8%
Johnson Controls, Inc., 5.25%, 2011	$4,440,000	$4,510,929
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,206,736

		$7,717,665

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.3%
CBS Corp., 6.625%, 2011	$2,650,000	$2,716,973

Brokerage & Asset Managers – 0.5%
INVESCO PLC, 4.5%, 2009	$4,481,000	$4,501,393

Building – 0.9%
CRH America, Inc., 6.95%, 2012	$2,250,000	$2,269,645
Hanson PLC, 7.875%, 2010	1,760,000	1,724,800
Lafarge S.A., 6.15%, 2011	4,410,000	4,545,630

		$8,540,075

Cable TV – 1.8%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,310,232
Cox Communications, Inc., 4.625%, 2010	5,320,000	5,372,450
Shaw Communications, Inc., 8.25%, 2010	1,500,000	1,541,250
Time Warner Cable, Inc., 5.4%, 2012	4,560,000	4,869,318

		$17,093,250

Chemicals – 1.0%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,552,313
PPG Industries, Inc., 5.75%, 2013	2,791,000	2,938,454

		$9,490,767

Computer Software – 0.5%
Oracle Corp., 3.75%, 2014	$4,430,000	$4,568,686

Computer Software - Systems – 0.4%
International Bus Machine Corp., FRN, 1.082%, 2011	$3,420,000	$3,460,534

Conglomerates – 1.1%
American Standard Cos., Inc., 7.625%, 2010	$2,670,000	$2,725,240
Eaton Corp., 4.9%, 2013	2,000,000	2,086,002
Siemens AG, FRN, 0.956%, 2009 (n)	3,920,000	3,919,334
Textron Financial Corp., 5.125%, 2010	1,810,000	1,699,290

		$10,429,866

Consumer Products – 2.0%
Clorox Co., 5%, 2013	$2,100,000	$2,193,679
Fortune Brands, Inc., 5.125%, 2011	4,272,000	4,344,838
Hasbro, Inc., 6.125%, 2014	1,350,000	1,392,885
Procter & Gamble Co., 4.6%, 2014	3,740,000	3,998,221
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,074,692
Whirlpool Corp., 8%, 2012	2,971,000	3,130,240

		$19,134,555

Consumer Services – 0.6%
Western Union Co., 5.4%, 2011	$5,500,000	$5,823,620

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$3,996,988
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,240,000	2,304,649

		$6,301,637

Electronics – 0.4%
Tyco Electronics Ltd., 6%, 2012	$3,761,000	$3,767,266

Emerging Market Quasi-Sovereign – 1.9%
Mubadala Development Co., 5.75%, 2014 (n)	$3,197,000	$3,284,917
Qtel International Finance Ltd., 6.5%, 2014 (n)	2,365,000	2,491,005
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	3,570,000	3,909,764
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	3,957,000	4,043,995
TDIC Finance Ltd., 6.5%, 2014 (n)	4,390,000	4,530,858

		$18,260,539

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 0.2%
State of Qatar, 5.15%, 2014 (n)	$1,588,000	$1,641,595

Energy - Independent – 0.9%
Anadarko Finance Co., 6.75%, 2011	$3,340,000	$3,542,591
EnCana Corp., 4.6%, 2009	2,850,000	2,852,545
EnCana Holdings Finance Corp., 5.8%, 2014	1,535,000	1,670,431

		$8,065,567

Energy - Integrated – 3.1%
BP Capital Markets PLC, 5.25%, 2013	$2,620,000	$2,870,750
Chevron Corp., 3.45%, 2012	1,980,000	2,051,741
ConocoPhillips, 5.5%, 2013	1,700,000	1,819,473
ConocoPhillips, 4.75%, 2014	3,740,000	3,978,986
Hess Corp., 7%, 2014	3,740,000	4,133,583
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,187,197
Petro-Canada, 5%, 2014	2,950,000	3,038,102
Shell International Finance, 4%, 2014	6,240,000	6,557,472
TNK-BP Finance S.A., 6.875%, 2011 (n)	2,060,000	2,060,000

		$29,697,304

Entertainment – 0.1%
Time Warner, Inc., 5.5%, 2011	$1,321,000	$1,399,745

Financial Institutions – 1.9%
General Electric Capital Corp., 4.8%, 2013	$1,820,000	$1,855,353
General Electric Capital Corp., FRN, 0.554%, 2011	2,630,000	2,572,924
General Electric Capital Corp., FRN, 0.709%, 2011	2,230,000	2,154,082
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	3,500,000	1,085,000
International Lease Finance Corp., 5%, 2010	2,341,000	2,105,479
International Lease Finance Corp., 5.35%, 2012	3,340,000	2,453,587
NYSE Euronext, Inc., 4.8%, 2013	2,230,000	2,332,283
ORIX Corp., 5.48%, 2011	3,240,000	3,129,555

		$17,688,263

Food & Beverages – 4.4%
Anheuser-Busch Companies, Inc., 7.2%, 2014 (n)	$3,760,000	$4,179,078
Brown-Forman Corp., 5.2%, 2012	3,780,000	3,995,762
Conagra Foods, Inc., 7.875%, 2010	2,323,000	2,479,568
Conagra Foods, Inc., 5.875%, 2014	3,000,000	3,270,537
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,458,985
General Mills, Inc., 5.65%, 2012	2,710,000	2,945,008
General Mills, Inc., FRN, 0.635%, 2010	2,960,000	2,959,168
Kellogg Co., 6.6%, 2011	3,850,000	4,140,979
Kraft Foods, Inc., 4.125%, 2009	1,100,000	1,110,363
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,236,046
Kraft Foods, Inc., FRN, 1.456%, 2010	2,500,000	2,502,565
Miller Brewing Co., 5.5%, 2013 (n)	4,025,000	4,177,713
SABMiller PLC, 6.2%, 2011 (n)	1,050,000	1,115,127

		$41,570,899

Food & Drug Stores – 0.6%
CVS Caremark Corp., 4%, 2009	$1,010,000	$1,013,750
CVS Caremark Corp., 5.75%, 2011	2,240,000	2,378,519
CVS Caremark Corp., FRN, 0.968%, 2010	2,200,000	2,192,764

		$5,585,033

Industrial – 0.9%
Cornell University, 4.35%, 2014	$2,070,000	$2,174,990
Duke University Taxable Bonds, “A”, 4.2%, 2014	1,560,000	1,633,117
President & Fellows Harvard College, 5%, 2014 (n)	2,300,000	2,449,592

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Steelcase, Inc., 6.5%, 2011	$2,114,000	$2,095,486

		$8,353,185

Insurance – 1.4%
Metropolitan Life Global Funding, 5.125%, 2013 (n)	$2,250,000	$2,294,003
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,450,000	1,456,457
New York Life Global Funding, 4.65%, 2013 (n)	2,600,000	2,668,206
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	725,595
Pricoa Global Funding, FRN, 0.591%, 2012 (n)	2,970,000	2,791,616
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,170,757

		$13,106,634

Insurance - Health – 0.7%
Aetna, Inc., 7.875%, 2011	$3,915,000	$4,183,694
Aetna, Inc., 5.75%, 2011	2,350,000	2,464,901

		$6,648,595

Insurance - Property & Casualty – 0.6%
Allstate Corp., 6.2%, 2014	$1,490,000	$1,590,784
St. Paul Travelers Cos., Inc., 8.125%, 2010	1,910,000	1,988,193
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	2,220,000	1,804,305

		$5,383,282

International Market Quasi-Sovereign – 9.5%
ANZ National Bank Ltd. Group, 3.25%, 2012 (z)	$4,290,000	$4,273,792
Bank of England, 2.375%, 2012 (n)	2,400,000	2,394,777
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,978,314
Danske Bank A/S, FRN, 0.743%, 2012 (n)	5,170,000	5,148,901
Dexia Credit Local, FRN, 1.262%, 2011 (n)	7,370,000	7,348,008
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	4,020,457
Electricité de France, 5.5%, 2014 (n)	3,910,000	4,255,100
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,826,830
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,778,403
Japan Finance Corp., 2%, 2011	3,680,000	3,714,036
KfW Bankengruppe, 4.875%, 2009	2,800,000	2,825,438
KfW Bankengruppe, 1.875%, 2011	2,870,000	2,903,411
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,151,376
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,232,526
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,620,341
Lloyds TSB Bank PLC, FRN, 1.597%, 2012 (n)	4,330,000	4,319,452
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,705,631
National Australia Bank Ltd., 2.55%, 2012 (n)	1,950,000	1,966,199
Royal Bank of Scotland PLC, FRN, 1.159%, 2012 (n)	5,406,000	5,443,420
SBAB, 3.125%, 2012 (n)	4,740,000	4,837,007
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,637,806
Swedbank AB, 2.8%, 2012 (n)	780,000	790,465
Westpac Banking Corp., 3.25%, 2011 (n)	1,800,000	1,855,044
Westpac Banking Corp., 3.45%, 2014 (z)	3,370,000	3,335,452

		$89,362,186

International Market Sovereign – 0.7%
Kingdom of Spain, 3.625%, 2013	$6,790,000	$6,938,681

Local Authorities – 1.9%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043	$3,730,000	$3,708,702
Province of Ontario, 3.125%, 2010	3,690,000	3,774,944
Province of Ontario, 5%, 2011	5,000,000	5,368,760
Province of Ontario, 2.625%, 2012	1,050,000	1,072,315
State of California, FRN, 5.65%, 2039	3,730,000	3,772,559

		$17,697,280

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 7.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$3,700,000	$2,183,000
Bank of America Corp., 7.375%, 2014	1,075,000	1,171,009
Bank of New York Mellon Corp., 4.3%, 2014	4,010,000	4,157,833
BANK ONE Corp., 7.875%, 2010	5,066,000	5,329,442
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,795,727
BB&T Corp., 3.85%, 2012	7,320,000	7,375,061
Bear Stearns Cos., Inc., 5.85%, 2010	3,370,000	3,467,171
Countrywide Home Loans, Inc., 4.125%, 2009	530,000	531,357
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	3,012,330
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,415,035
Credit Suisse New York, 5.5%, 2014	2,270,000	2,414,263
Goldman Sachs Group, Inc., 7.35%, 2009	3,900,000	3,944,238
Goldman Sachs Group, Inc., 6%, 2014	2,930,000	3,174,913
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,360,547
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,810,682
Morgan Stanley, 6.75%, 2011	3,920,000	4,146,333
Morgan Stanley, 6%, 2014	2,060,000	2,198,731
Royal Bank of Scotland Group PLC, 9.118%, 2049	5,727,000	5,268,840
State Street Corp., 4.3%, 2014	3,750,000	3,805,215
Wachovia Corp., 5.5%, 2013	2,250,000	2,357,926

		$69,919,653

Medical & Health Technology & Services – 1.3%
Cardinal Health, Inc., FRN, 0.865%, 2009	$3,530,000	$3,521,772
CareFusion Corp., 4.125%, 2012 (z)	1,490,000	1,511,881
Covidien International Finance S.A., 5.15%, 2010	3,770,000	3,899,869
Hospira, Inc., 5.55%, 2012	3,140,000	3,269,566

		$12,203,088

Metals & Mining – 0.6%
BHP Billiton Finance Ltd., 5.5%, 2014	$2,250,000	$2,443,993
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,220,000	3,410,611

		$5,854,604

Mortgage Backed – 10.6%
Fannie Mae, 6.022%, 2010	$4,685,489	$4,908,947
Fannie Mae, 5.5%, 2014 - 2027	11,200,458	11,716,576
Fannie Mae, 7%, 2015 - 2016	1,326,765	1,432,408
Fannie Mae, 4%, 2016	1,341,361	1,368,190
Fannie Mae, 4.5%, 2016 - 2026	10,952,004	11,288,185
Fannie Mae, 6.5%, 2016 - 2017	2,871,973	3,089,112
Fannie Mae, 6%, 2017	3,462,497	3,696,642
Fannie Mae, 5%, 2018 - 2025	13,435,592	13,953,923
Fannie Mae, FRN, 3.776%, 2033	1,594,823	1,621,630
Fannie Mae, FRN, 3.952%, 2033	260,035	267,260
Fannie Mae, FRN, 4.21%, 2033	163,887	169,220
Freddie Mac, 4.5%, 2014	438,663	440,483
Freddie Mac, 5%, 2015 - 2028	25,562,788	26,343,343
Freddie Mac, 7.5%, 2015	465,758	503,741
Freddie Mac, 6%, 2016 - 2017	2,788,948	2,974,926
Freddie Mac, 5.5%, 2017 - 2025	12,988,829	13,535,510
Freddie Mac, FRN, 0.738%, 2031	2,158,213	2,142,278
Ginnie Mae, 7.5%, 2011	55,088	57,919
Ginnie Mae, FRN, 4.625%, 2032	271,254	277,312

		$99,787,605

Natural Gas - Pipeline – 1.5%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,776,574

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Energy Transfer Partners LP, 8.5%, 2014	$635,000	$733,778
Enterprise Products Partners LP, 4.95%, 2010	5,012,000	5,100,362
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,272,160

		$13,882,874

Network & Telecom – 3.5%
British Telecommunications PLC, 5.15%, 2013	$799,000	$822,850
Deutsche Telekom International Finance B.V., 8.5%, 2010	1,980,000	2,085,641
France Telecom, 4.375%, 2014	2,390,000	2,493,805
France Telecom S.A., 7.75%, 2011	1,980,000	2,152,753
SBC Communications, Inc., 4.125%, 2009	5,830,000	5,848,936
Telecom Italia Capital, 4%, 2010	1,100,000	1,107,817
Telecom Italia Capital, 4.875%, 2010	2,227,000	2,273,253
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,788,818
TELUS Corp., 8%, 2011	3,636,000	3,930,261
Verizon Communications, Inc, 5.25%, 2013	2,770,000	2,970,346
Verizon Wireless Capital LLC, FRN, 3.316%, 2011 (n)	3,750,000	3,854,235

		$33,328,715

Oil Services – 0.9%
Smith International, Inc., 8.625%, 2014	$2,995,000	$3,402,658
Weatherford International Ltd., 5.95%, 2012	4,580,000	4,802,199

		$8,204,857

Oils – 0.4%
Premcor Refing Group, Inc., 6.125%, 2011	$3,514,000	$3,624,255

Other Banks & Diversified Financials – 2.4%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$2,931,587
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012 (z)	1,168,750	1,021,462
Capital One Financial Corp., 5.7%, 2011	3,130,000	3,238,170
Citigroup, Inc., 5.5%, 2013	3,700,000	3,656,495
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,850,101
Sovereign Bancorp, Inc., FRN, 0.842%, 2010	1,825,000	1,816,464
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,440,906
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,470,000	2,707,650

		$22,662,835

Pharmaceuticals – 2.9%
Amgen, Inc., 4%, 2009	$1,995,000	$2,018,890
Astrazeneca PLC, 5.4%, 2012	4,210,000	4,611,798
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,536,868
GlaxoSmithKline Capital, Inc., 4.85%, 2013	532,000	564,553
Novartis AG, 4.125%, 2014	2,500,000	2,607,265
Pfizer, Inc., 4.45%, 2012	3,740,000	3,959,516
Roche Holding, Inc., 5%, 2014 (n)	8,209,000	8,732,012
Wyeth, 6.95%, 2011	3,260,000	3,523,708

		$27,554,610

Pollution Control – 0.3%
Allied Waste North America, Inc., 6.5%, 2010	$2,810,000	$2,908,350

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$780,000	$775,784

Railroad & Shipping – 0.2%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,244,118

Real Estate – 1.4%
Kimco Realty Corp., REIT, 4.62%, 2010	$3,790,000	$3,758,486
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,010,581

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
ProLogis, REIT, 5.5%, 2012	$3,440,000	$3,250,597
Simon Property Group, Inc., REIT, 4.6%, 2010	2,258,000	2,300,742
Simon Property Group, Inc., REIT, 6.75%, 2014	978,000	1,011,647

		$13,332,053

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,166,947

Retailers – 1.7%
AutoZone, Inc., 6.5%, 2014	$3,150,000	$3,354,161
Home Depot, Inc., 5.2%, 2011	2,240,000	2,326,368
Home Depot, Inc., FRN, 0.749%, 2009	770,000	769,290
J.C. Penney Corp., Inc., 8%, 2010	2,690,000	2,722,958
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,480,928
Staples, Inc., 7.75%, 2011	1,240,000	1,320,098
Staples, Inc., 9.75%, 2014	1,350,000	1,581,553
Wesfarmers Ltd., 6.998%, 2013 (n)	1,980,000	2,063,429

		$15,618,785

Supermarkets – 1.0%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,375,868
Kroger Co., 5%, 2013	2,453,000	2,544,377
Safeway, Inc., 4.95%, 2010	984,000	1,008,911
Safeway, Inc., 6.5%, 2011	3,285,000	3,483,762

		$9,412,918

Supranational – 1.2%
Corporacion Andina de Fomento, 6.875%, 2012	$3,000,000	$3,161,475
European Investment Bank, 3%, 2014	3,730,000	3,757,658
Inter-American Development Bank, 3%, 2014	3,980,000	4,015,649

		$10,934,782

Telecommunications - Wireless – 1.1%
AT&T Wireless Services, Inc., 7.875%, 2011	$3,560,000	$3,857,199
Sprint Nextel Corp., 7.625%, 2011	1,850,000	1,863,875
Vodafone Group PLC, 7.75%, 2010	4,100,000	4,227,998

		$9,949,072

Tobacco – 0.9%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,239,544
Philip Morris International, Inc., 4.875%, 2013	4,000,000	4,225,964

		$8,465,508

U.S. Government Agencies and Equivalents – 3.8%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,274,448
Bank of America Corp., 2.1%, 2012 (m)	5,910,000	5,944,550
Citibank NA, FRN, 0.68%, 2011 (m)	5,170,000	5,181,090
Citigroup, Inc., 2.875%, 2011 (m)	2,010,000	2,066,768
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,772,115
Freddie Mac, 2.875%, 2010	2,980,000	3,059,602
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,704,451
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,483,901
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,440,722
Small Business Administration, 5.1%, 2016	1,859,821	1,948,543
Small Business Administration, 5.46%, 2016	1,807,377	1,907,532
Small Business Administration, 5.68%, 2016	1,363,331	1,445,878
Small Business Administration, 5.94%, 2016	1,255,614	1,340,118
Small Business Administration, 5.37%, 2016	783,813	828,362

		$35,398,080

7

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.7%
U.S. Treasury Notes, TIPS, 0.875%, 2010 (f)	$6,727,946	$6,742,667

Utilities - Electric Power – 4.9%
Duke Energy Corp., 5.65%, 2013	$4,010,000	$4,272,543
EDP Finance B.V., 5.375%, 2012 (n)	2,200,000	2,332,319
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,212,073
Exelon Generation Co. LLC, 6.95%, 2011	4,700,000	5,026,401
FirstEnergy Corp., 6.45%, 2011	1,280,000	1,365,400
Georgia Power Co., 6%, 2013	1,120,000	1,240,557
HQI Transelec Chile S.A., 7.875%, 2011	2,670,000	2,800,955
NiSource Finance Corp., 7.875%, 2010	4,299,000	4,496,775
Oncor Electric Delivery Co., 5.95%, 2013	4,710,000	5,068,506
Pacific Gas & Electric Co., 4.2%, 2011	3,460,000	3,578,339
Progress Energy, Inc., 4.5%, 2010	1,880,000	1,931,694
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,157,104
PSEG Power LLC, 7.75%, 2011	3,059,000	3,303,503
Southern Co., 4.15%, 2014	2,260,000	2,323,115
Southern Co., FRN, 1.485%, 2010	2,960,000	2,975,993

		$46,085,277

Utilities - Gas – 0.6%
Keyspan Corp., 7.625%, 2010	$3,491,000	$3,706,259
Sempra Energy, 7.95%, 2010	1,850,000	1,911,418

		$5,617,677

Total Bonds		$911,329,658

Money Market Funds (v) – 3.9%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	36,323,695	$36,323,695

Total Investments		$947,653,353

Other Assets, Less Liabilities – (0.7)%		(6,471,505)

Net Assets – 100.0%		$941,181,848

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $164,091,309, representing 17.43% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ANZ National Bank Ltd. Group, 3.25%, 2012	3/26/09 - 5/28/09	$4,334,605	$4,273,792
Bayview Commercial Asset Trust, FRN, 0.595%, 2035	6/09/05	1,670,357	879,931
Bayview Commercial Asset Trust, FRN, 0.555%, 2036	2/23/06	1,421,151	793,713
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	650,169	482,826
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040	3/01/06	1,402,996	517,846
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012	3/08/05	1,168,750	1,021,462
Brascan Real Estate, CDO, FRN, 2.11%, 2040	9/14/04	1,526,000	61,040
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 7/10/07	1,471,705	1,426,013
CareFusion Corp., 4.125%, 2012	7/14/09	1,479,830	1,511,881
Commercial Mortgage Asset Trust, FRN, 0.852%, 2032	8/25/03	686,587	508,521

8

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Gramercy Real Estate Ltd., CDO, FRN, 0.824%, 2035	6/21/05 - 1/18/07	$2,337,273	$981,627
Morgan Stanley Capital I, Inc., FRN, 1.352%, 2031	6/10/03	136,813	58,730
Nomura Asset Securities Corp., FRN, 9.934%, 2027	7/16/07	2,465,313	2,371,311
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	3,947,818	4,043,995
Westpac Banking Corp., 3.45%, 2014	7/21/09	3,362,668	3,335,452

Total Restricted Securities			$22,268,140
% of Net Assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$42,140,747	$—	$42,140,747
Non-U.S. Sovereign Debt	—	127,137,783	—	127,137,783
Corporate Bonds	—	436,694,614	—	436,694,614
Residential Mortgage-Backed Securities	—	118,773,960	—	118,773,960
Commercial Mortgage-Backed Securities	—	33,445,567	—	33,445,567
Asset-Backed Securities (including CDOs)	—	15,617,271	—	15,617,271
Foreign Bonds	—	137,519,716	—	137,519,716
Mutual Funds	36,323,695	—	—	36,323,695

Total Investments	$36,323,695	$911,329,658	$—	$947,653,353

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(221,283)	$—	$—	$(221,283)
Swaps	—	(18,537)	—	(18,537)

10

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$962,167,516

Gross unrealized appreciation	$21,687,905
Gross unrealized depreciation	(36,202,068)

Net unrealized appreciation (depreciation)	$(14,514,163)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/09

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	559	$64,498,992	Sep-09	$(221,283)

Swap Agreements at 7/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay		Fair Value
Liability Derivatives
Credit Default Swaps
3/20/14	USD	1,460,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate	)	$(18,537)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,404,335	130,723,878	(139,804,518)	36,323,695

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,307	$36,323,695

11

MFS® Municipal Limited Maturity Fund

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport & Port Revenue – 3.0%
Atlanta, GA, Airport Rev., “A”, FSA, 5.375%, 2015	$1,000,000	$1,030,540
Chicago, IL, O’Hare International Airport Rev., “A-2”, FSA, 5.25%, 2013	1,500,000	1,563,945
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,061,180
Long Beach, CA, Harbor Rev., “A”, FGIC, 5%, 2015	1,000,000	1,027,270
Massachusetts Port Authority Rev., “A”, 5.75%, 2010	175,000	180,936
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,599,075
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,040,330
Philadelphia, PA, Airport Rev., “B”, FSA, 5%, 2016	1,265,000	1,278,826
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	776,603
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (a)	500,000	508,195

		$10,066,900

General Obligations - General Purpose – 8.6%
Boston, MA, “A”, 5%, 2011	$1,000,000	$1,059,740
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,160,051
Chandler, AZ, 5%, 2022	1,000,000	1,088,330
Columbus, OH, 5.25%, 2011	705,000	750,402
Commonwealth of Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	310,000	321,110
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,123,180
Commonwealth of Puerto Rico, “A”, 5%, 2010	1,000,000	1,016,360
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,113,700
Henry County, GA, 5%, 2014	1,080,000	1,235,542
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,275,326
New York, NY, “A”, 5.25%, 2012	265,000	288,124
New York, NY, “B”, 5.75%, 2011	375,000	394,129
New York, NY, “C”, 5.25%, 2009	250,000	250,000
New York, NY, “G”, 5.5%, 2009	670,000	670,000
New York, NY, “G”, ETM, 5.5%, 2009 (c)	110,000	110,000
New York, NY, “K”, 5%, 2010	230,000	232,590
Oakland, CA, “A”, FGIC, 5%, 2010	820,000	835,318
St. Clair County, IL, FGIC, 5.625%, 2012	500,000	513,285
State of California, 5%, 2011	2,250,000	2,358,698
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,654,350
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,641,645
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,652,551
State of Massachusetts, “A”, 5%, 2015 (c)	2,500,000	2,906,475
State of Pennsylvania, FSA, 5%, 2014	2,000,000	2,302,600
State of Wisconsin, 5.125%, 2011	400,000	436,808
State of Wisconsin, “1”, NATL, 5%, 2017	500,000	544,305
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	511,635

		$28,446,254

General Obligations - Improvement – 3.6%
Honolulu, HI, City & County Department of Finance, “B”, FSA, 5.5%, 2013	$4,000,000	$4,596,467
Kauai County, HI, “A”, FGIC, 6.25%, 2010 (c)	375,000	396,281
New Orleans, LA, Certificate of Indebtedness, FSA, 5.5%, 2010	500,000	529,335
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	318,525
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,065,440
Pittsburgh, PA, “N”, FSA, 5.25%, 2015	1,000,000	1,083,010
State of South Carolina, “A”, 5%, 2011	1,000,000	1,059,450
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,787,880

		$11,836,388

General Obligations - Schools – 9.0%
Arizona School Facilities, Board Rev., 5.5%, 2011 (c)	$1,000,000	$1,092,900
Bastrop, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2020	1,000,000	621,720

1

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Bloomington, MN, Independent School District, “B”, 5.25%, 2011 (j)	$500,000	$510,190
Byron Center, MI, Public Schools, MSQLF, 5%, 2011	600,000	638,034
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,070,750
Clackamas County, OR, School District, 6%, 2010 (c)	315,000	330,035
Clark County, NV, School District, 5%, 2017	2,845,000	3,037,123
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	926,103
Ennis, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,647,289
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	728,709
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	362,015
Ferndale, MI, School District, MSQLF, 5.5%, 2013	1,115,000	1,214,358
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,061,490
Florida Board of Education, Lottery Rev., “B”, FGIC, 5.5%, 2010 (c)	150,000	158,417
Forsyth County, GA, 6%, 2010 (c)	1,000,000	1,041,710
Houston, TX, Independent School District, FSA, 5%, 2015	1,120,000	1,279,746
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	881,608
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	467,126
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	186,850
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,108,320
Los Angeles, CA, Community College District, “E”, FSA, 5%, 2022	1,000,000	1,043,710
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	893,223
Norwin, PA, School District, FGIC, 6%, 2010 (c)	250,000	259,003
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,071,150
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,143,280
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)	500,000	530,125
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	639,842
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,174,659
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,168,070
Shelby County, TN, Public Improvement & Schools, “A”, FSA, 5%, 2014	1,500,000	1,706,925
Twin Rivers, CA, Unified School District, 0%, 2014	750,000	578,378
Washington County, OR, School District, FSA, 5.25%, 2018	1,000,000	1,133,110
Westerville, OH, City School District, NATL, 5.5%, 2011 (c)	300,000	326,370

		$30,032,338

Healthcare Revenue - Hospitals – 17.8%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (a)	$1,800,000	$1,828,818
Alaska Industrial Development & Export Auth Rev. (Greater Fairbanks), “A”, FSA, 5%, 2012	1,000,000	1,048,300
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,012,260
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5%, 2010	600,000	607,344
Berks County, PA, Municipal Authority Rev. (The Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,047,360
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,533,533
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	3,000,000	3,038,940
California Health Facilities Financing Authority Rev. (Providence Health), 4%, 2010	1,500,000	1,535,115
California Statewide Communities Development Authority Rev. (Daughters of Charity), 5.25%, 2011	1,735,000	1,740,830
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,629,390
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (a)	1,000,000	1,041,700
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	555,990
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	582,308
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,519,080
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,426,404

2

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (a)	$2,500,000	$2,622,900
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,515,585
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (a)	500,000	506,665
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,991,480
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	519,930
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	514,195
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,643,742
Illinois Finance Authority Rev. (The Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,334,388
Illinois Health Facilities Authority Rev. (Children’s Memorial Hospital), “A”, AMBAC, 5.75%, 2009 (c)	250,000	252,845
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	216,785
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	360,228
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	709,149
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (a)	1,000,000	1,029,150
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,070,440
Kentucky Economic Development Finance Authority Rev. (Catholic Health), 3.5%, 2034 (a)	1,500,000	1,516,830
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, 6.125%, 2010	55,000	55,417
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, ETM, 6.125%, 2010 (c)	25,000	25,321
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2042 (a)	500,000	528,405
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	528,900
Massachusetts St. Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (a)	1,000,000	1,041,950
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), NATL, 4.125%, 2046 (a)	1,000,000	1,011,710
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	504,240
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	474,215
Missouri Health & Educational Facilities Authority Rev. (Ascension Health), 3.5%, 2026 (a)	1,000,000	1,008,150
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (a)	1,000,000	1,063,070
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (a)	1,500,000	1,535,805
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	775,763
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	685,000	695,049
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2022	1,000,000	1,071,880
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	636,312
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	636,219
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013	875,000	897,698
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	538,850
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	250,000	257,368
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	784,992
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	806,211
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	233,185

3

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	$1,000,000	$887,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott and White Hospital), 5%, 2018	500,000	526,335
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	516,130
Waco, TX, Health Facilities Development Corp. (Ascension Health), “A”, 5.5%, 2009	250,000	253,200
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,625,310
Washington St. Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	1,977,311
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	618,015
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	650,824
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5%, 2014	1,100,000	1,069,530

		$59,186,349

Healthcare Revenue - Long Term Care – 0.4%
Colorado Health Facilities Authority Rev. (The Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (a)	$1,000,000	$1,002,710
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	487,175

		$1,489,885

Human Services – 0.5%
New York St. Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	$1,500,000	$1,585,425

Industrial Revenue - Chemicals – 0.8%
Brazos River, TX, Habor Navigation District, (Dow Chemical Co.), “B-1”, 5.5%, 2033 (a)	$1,500,000	$1,510,530
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	1,000,000	1,030,870

		$2,541,400

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (a)	$135,000	$130,487
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	250,000	251,428
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	400,000	393,560
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	500,000	487,930
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	983,760
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,000,000	931,800
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (a)	1,000,000	1,016,060

		$4,195,025

Industrial Revenue - Other – 0.8%
Allegheny County, PA, Industrial Development Authority Rev. (Marathon Oil Corp.), 4.75%, 2032 (a)	$1,425,000	$1,445,663
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	375,000	379,271
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	614,105
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (a)	300,000	306,747

		$2,745,786

4

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 0.7%
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	$750,000	$752,783
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,680,075

		$2,432,858

Miscellaneous Revenue - Entertainment & Tourism – 0.3%
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), NATL, 6%, 2011	$1,000,000	$1,025,500

Miscellaneous Revenue - Other – 3.1%
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (a)	$1,500,000	$1,524,165
Citizens Property Insurance Corp., “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,552,545
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	605,000	584,787
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010	500,000	497,195
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	305,000	314,644
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,108,029
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,467,127
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,150,291

		$10,198,783

Sales & Excise Tax Revenue – 0.6%
California Economic Recovery, “B”, 5%, 2023 (a)	$1,000,000	$1,039,860
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	450,419
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	580,000	576,195

		$2,066,474

Single Family Housing Revenue - Local – 0.1%
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, “B-4”, GNMA, 4.25%, 2023	$515,000	$503,294

Single Family Housing - State – 1.5%
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 7.25%, 2010	$15,000	$15,046
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	25,000	25,102
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	15,000	15,378
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	15,000	15,548
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,310,000	3,344,060
Massachusetts Housing Finance Agency, “A”, NATL, 5.35%, 2010	230,000	232,137
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	415,000	422,188
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, “F”, 3.7%, 2010	360,000	359,762
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015	25,000	25,200
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	230,651
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	295,903

		$4,980,975

Solid Waste Revenue – 0.3%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	$400,000	$410,592
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	300,000	285,060
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	419,440

		$1,115,092

5

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 0.9%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, FSA, 5.5%, 2011	$500,000	$541,410
New York Dormitory Authority Rev. (City University), NATL, 5.25%, 2011	1,270,000	1,352,677
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,084,280

		$2,978,367

State & Local Agencies – 5.0%
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)	$235,000	$236,951
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,049,410
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010	725,000	738,565
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AMBAC, 5%, 2020	2,200,000	2,091,012
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 5.5%, 2013 (c)	1,000,000	1,135,650
Hamilton Heights School Building Corp., First Mortgage, “N”, FSA, 5%, 2014	1,875,000	2,135,700
Hampton, VA, Museum Rev., 5%, 2014	760,000	837,110
New Jersey Economic Development Authority Rev., FSA, 5%, 2029 (a)	1,000,000	1,100,850
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (a)	1,000,000	1,070,530
New York Dormitory Authority Rev. (School Districts Financing Program), “A”, NATL, 5.25%, 2009	1,000,000	1,005,760
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	360,000	360,029
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	731,626
Ohio Building Authority (State Facilities Administration Building), “A”, 5.375%, 2009 (c)	1,000,000	1,017,800
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011	160,000	162,963
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,455,338
Virginia Public School Authority, 5%, 2013	1,000,000	1,127,620
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	87,258
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	220,300

		$16,564,472

Student Loan Revenue – 0.5%
Massachusetts Educational Financing Authority, “H”, ASSD GTY, 6.125%, 2022	$1,500,000	$1,534,290

Tax - Other – 2.4%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,666,425
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	848,166
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,659,129
New York City, NY, Transitional Finance Authority Rev., 5%, 2011	625,000	679,625
New York City, NY, Transitional Finance Authority Rev., “A”, 5%, 2014	1,000,000	1,144,730
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2014	400,000	410,100
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	201,254
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	250,773

		$7,860,202

Tax Assessment – 0.2%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$594,140

Tobacco – 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,790,000	$1,466,690
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	1,155,000	979,659
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	145,000	150,314
Southern California, CA, Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,131,060
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,460,000	1,755,124
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019	560,000	591,814

		$6,074,661

6

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 2.4%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,181,080
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	1,000,000	1,061,920
Nevada St. Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,750,011
New Jersey Transportation Trust Fund Authority, NATL, 5%, 2011 (c)	1,000,000	1,100,760
Texas Transportation Commission Rev., 5%, 2011	725,000	774,974

		$7,868,745

Universities - Colleges – 11.2%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,070,090
Biola University, CA, Authority Rev., 5%, 2018	550,000	518,667
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,512,840
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,030,635
Harris County, TX, Cultural Educational Facilities Finance Corp. (Baylor College of Medicine), 4%, 2011	500,000	519,085
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (a)	500,000	505,695
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	947,810
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	1,000,000	935,750
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,126,310
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	150,125
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K-2”, 2.75%, 2038 (a)	1,000,000	1,021,400
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	419,378
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (a)	1,000,000	1,015,730
Massachusetts St. Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,370,818
Massachusetts St. Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,000,000	910,120
Massachusetts St. Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (a)	1,000,000	1,011,710
Massachusetts St. Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2011	760,000	772,783
Massachusetts St. Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2012	585,000	595,706
Massachusetts St. Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2013	855,000	877,546
Massachusetts St. Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2014	680,000	686,807
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,118,300
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,210,000	1,245,792
New York City, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (a)	1,190,000	1,206,636
San Leanna Educational Facilities Corp. Higher Educational Rev. (St. Edwards University), 4.5%, 2012	685,000	691,466
San Leanna Educational Facilities Corp. Higher Educational Rev. (St. Edwards University), 5%, 2019	1,250,000	1,207,550
Southeast Missouri State University, System Facilities Rev., NATL, 5.625%, 2010	250,000	256,563
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (a)	1,000,000	1,047,030
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,091,530
Texas A&M University Rev., “A”, 5%, 2015	750,000	862,448
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,038,560
University of Delaware Rev., “A”, 2%, 2037 (a)	1,200,000	1,204,272
University of Michigan Rev., “A”, 4%, 2014	750,000	818,790

7

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	$1,000,000	$1,042,310
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,307,300
University of Texas, Permanent University Fund, “B”, 5%, 2020	500,000	573,850
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,089,360
University of Texas, Permanent University Fund, “D”, 5%, 2018	1,000,000	1,130,990
Utah St. Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,185,430
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,124,090

		$37,241,272

Universities - Dormitories – 0.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,007,530

Universities - Secondary Schools – 0.1%
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	$215,000	$224,423

Utilities - Investor Owned – 6.8%
Brazos River Authority, TX, Project Rev. (Centerpoint Energy), “C”, AMBAC, 5.125%, 2019	$500,000	$484,500
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,173,425
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.), 4.95%, 2048 (a)	1,000,000	1,039,620
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (a)	500,000	500,990
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (a)	1,000,000	1,001,950
Connecticut Pollution Control Development Authority Rev. (Connecticut Light & Power Co.), “A”, 5.25%, 2031 (a)	1,000,000	1,018,060
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (a)	695,000	695,097
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (a)	1,000,000	1,008,360
Indiana St. Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,003,830
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,033,300
Jasper County, IN, Pollution Control Rev. (Northern Indiana Public Service), NATL, 4.15%, 2010	500,000	502,115
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (a)	420,000	457,792
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (a)	325,000	337,145
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,143,585
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (a)	220,000	229,819
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (a)	1,000,000	1,014,420
Michigan Strategic Fund Ltd. Obligation Rev. (The Detroit Edison Co.), 5.25%, 2029 (a)	1,000,000	1,024,200
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (a)	1,000,000	1,042,410
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (a)	1,000,000	1,016,830
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (a)	1,000,000	1,022,150
New York St. Energy Research & Development Authority (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (a)	1,130,000	1,131,932

8

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), 5.25%, 2023 (a)	$1,500,000	$1,528,710
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (a)	1,450,000	1,462,499
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	305,000	266,854
Titus County, TX, Fresh Water Supply District, (Southwestern Electric Power Company), 4.5%, 2011	500,000	502,245
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (a)	1,000,000	1,002,090

		$22,643,928

Utilities - Municipal Owned – 4.1%
California Department of Water Resources, Power Supply Rev., “A”, 5.5%, 2010	$600,000	$619,638
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,277,993
Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	553,835
Energy Northwest, Washington, Wind Project Rev., NATL, 5%, 2013	280,000	308,300
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (a)	1,500,000	1,621,890
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	534,985
Lower Colorado River Authority, TX, Rev., “A”, ETM, NATL, 5%, 2011 (c)	30,000	32,280
Lower Colorado River Authority, TX, Rev., “N”, NATL, 5%, 2011	470,000	498,397
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	90,000	90,669
Monroe County, GA, Development Authority Pollution Control Rev., AMBAC, 4.625%, 2036 (a)	1,000,000	1,021,150
Muscatine, IA, Electric Rev., “A”, AMBAC, 5.5%, 2010	1,000,000	1,014,570
North Carolina Eastern Municipal Power Agency, “A”, 5.5%, 2010	750,000	753,975
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,075,940
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5.5%, 2013	500,000	544,735
Puerto Rico Electric Power Authority, Power Rev., “CC”, FSA, 5%, 2010	700,000	700,924
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	528,490
Southern California Public Power Authority (San Juan), “A”, FSA, 5.375%, 2012	595,000	648,526
Southern Minnesota Municipal Power Agency, Power Supply System Rev., “A”, 5%, 2015	375,000	411,176
Tacoma, WA, Electric Systems Rev., “A”, FSA, 5.5%, 2011	500,000	531,250
Vermont Public Power Supply Authority Rev. (Swanton Peaking), “A”, ASSD GTY, 3%, 2013	875,000	905,039

		$13,673,762

Utilities - Other – 1.5%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	$355,000	$358,841
Main Street Natural Gas Inc., GA, Gas Project Rev., “A”, 5%, 2015	190,000	199,456
Main Street Natural Gas Inc., GA, Gas Project Rev., “A”, 5%, 2016	575,000	597,925
Main Street Natural Gas Inc., GA, Gas Project Rev., “A”, 5.125%, 2016	365,000	342,863
Main Street Natural Gas Inc., GA, Gas Project Rev., “A”, 5%, 2022	1,000,000	946,450
SA Energy Acquisition Public Facilities Corp., Texas Gas Supply Rev., 5%, 2012	1,500,000	1,548,255
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	956,620

		$4,950,410

Water & Sewer Utility Revenue – 7.7%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$972,425
Atlanta, GA, Water & Waste Rev., “A”, FGIC, 5.5%, 2014	1,185,000	1,265,876
Fond Du Lac, WS, Water works Rev., “B”, 4.5%, 2010	1,500,000	1,522,125
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	428,140
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,690,747
Houston, TX, Utilities Systems Rev., “A”, FSA, 5%, 2012	1,500,000	1,654,095
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	821,430

9

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	$1,000,000	$1,083,680
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,119,008
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,100,820
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,307,157
New York Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,136,050
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013	540,000	584,275
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,330,600
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,486,082
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	760,104
Truckee Meadows, NV, Water Authority, “A”, FSA, 5.5%, 2011	1,000,000	1,076,620
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	555,200
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,243,083
Wilsonville, OR, Water Systems Rev., NATL, 5%, 2010	300,000	309,195

		$25,446,712

Total Municipal Bonds		$323,111,640

Floating Rate Demand Notes – 2.3%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.25%, due 7/03/09	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.25%, due 7/03/09	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.25%, due 7/03/09	1,600,000	1,600,000

Total Floating Rate Demand Notes		$7,700,000

Money Market Funds (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	9,068,443	$9,068,443

Total Investments		$339,880,083

Other Assets, Less Liabilities – (2.4)%		(7,910,209)

Net Assets – 100.0%		$331,969,874

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(j)	Crossover refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$323,111,640	$—	$323,111,640
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	9,068,443	—	—	9,068,443

Total Investments	$9,068,443	$330,811,640	$—	$339,880,083

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$332,298,220

Gross unrealized appreciation	$8,630,109
Gross unrealized depreciation	(1,048,246)

Net unrealized appreciation (depreciation)	$7,581,863

The aggregate cost above includes prior fiscal year end tax adjustments.

11

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	8,038,524	43,748,086	(42,718,167)	9,068,443

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,172	$9,068,443

12

MFS® Research Bond Fund

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Airlines – 0.1%
American Airlines, Inc., 3.857%, 2012	$194,600	$183,410
American Airlines, Inc., 10.375%, 2019	1,840,000	1,853,800

		$2,037,210

Asset Backed & Securitized – 11.1%
Anthracite CDO III Ltd., 6.077%, 2039 (z)	$5,000,000	$600,000
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	331,920
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	2,354,000	164,780
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045 (z)	1,218,795	73,128
Banc of America Commercial Mortgage, Inc., 5.62%, 2051	2,494,000	2,281,417
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	77,362	58,638
Bayview Commercial Asset Trust, FRN, 0.595%, 2035 (z)	854,531	450,160
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	29,323,627	1,542,423
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	21,558,147	1,090,842
Bayview Commercial Asset Trust, FRN, 0.555%, 2036 (z)	672,366	375,516
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	22,680,492	1,356,293
Bayview Commercial Asset Trust, FRN, 2.391%, 2036 (i)(z)	37,617,457	2,719,742
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	18,360,628	1,259,539
Bayview Commercial Asset Trust, FRN, 2.477%, 2037 (i)(z)	41,170,936	2,118,615
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	14,428,176	360,704
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	1,733,617	1,594,476
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	707,850
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,976,000	3,173,458
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040 (z)	4,984,717	1,839,859
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041	1,407,049	1,387,545
Brascan Real Estate, CDO, FRN, 2.11%, 2040 (z)	418,000	16,720
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	4,660,000	1,864,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	15,744,017	12,477,943
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	400,000	299,452
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	5,890,000	5,808,676
Commercial Mortgage Asset Trust, FRN, 0.851%, 2032 (i)(z)	3,292,748	82,352
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	6,586,305	5,331,109
Commercial Mortgage Pass-Through Certificates, FRN, 0.478%, 2017 (n)	1,500,000	1,331,321
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	35,832	34,059
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,107,000	746,402
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	1,622,685
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	5,317,567
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,264,862	3,128,930
Credit-Based Asset Servicing & Securitization LLC, 5.737%, 2037	1,920,000	632,206
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	2,644,428	2,386,969
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	2,300,000	728,136
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	3,263,000
CWCapital LLC, 5.223%, 2048	6,335,000	4,989,886
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,635,000	1,683,818
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	1,036,105
E*TRADE RV & Marine Trust, 3.62%, 2018	801,016	781,587
Falcon Franchise Loan LLC, FRN, 3.026%, 2023 (i)(z)	380,361	20,996
Falcon Franchise Loan LLC, FRN, 3.693%, 2025 (i)(z)	7,072,118	504,949
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	27,186,209	305,984
First Union-Lehman Brothers Bank of America, FRN, 0.568%, 2035 (i)	7,659,908	118,265
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	2,131,612
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,720,000	1,283,755
Gramercy Real Estate Ltd., CDO, FRN, 0.824%, 2035 (z)	1,260,000	529,200
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	5,375,000	5,252,018
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	3,394,160	3,193,965
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038	14,367,711	12,396,392

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
IMPAC CMB Trust, FRN, 1.025%, 2034	$285,486	$165,886
IMPAC CMB Trust, FRN, 1.205%, 2034	142,743	32,383
IMPAC Secured Assets Corp., FRN, 0.635%, 2036	1,129,219	781,946
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	8,660,000	7,413,640
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,125,475
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,928,157	6,780,793
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	4,180,000	926,201
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	6,861,798	6,412,862
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	6,330,000	3,884,587
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	6,001,863	5,648,584
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.748%, 2049	11,798,000	9,424,521
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.798%, 2049	10,140,000	9,310,682
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.798%, 2049	3,237,193	2,589,208
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	11,321,185	9,830,546
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,360,674
KKR Financial CLO Ltd., “C”, CDO, FRN, 2.333%, 2021 (n)	7,213,703	1,100,090
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.335%, 2035 (i)	3,361,142	136,360
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,658,206	651,796
Merrill Lynch Mortgage Trust, FRN, 5.656%, 2039	2,857,000	2,702,633
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	8,120,000	2,022,390
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.112%, 2049	4,652,000	4,617,569
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	16,897,000	13,311,036
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	6,810,000	4,959,056
Morgan Stanley Capital I, Inc., FRN, 1.352%, 2031 (i)(z)	2,555,757	40,551
Mortgage Capital Funding, Inc., FRN, 2.457%, 2031 (i)	295,630	537
Nationslink Funding Corp., FRN, 1.094%, 2030 (i)	1,033,125	33,079
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,559,355	2,504,526
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	620,343
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,913,611	1,025,040
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	1,581,874	1,533,677
Preferred Term Securities XIX Ltd., CDO, FRN, 0.979%, 2035 (z)	7,893,152	2,446,877
Prudential Securities Secured Financing Corp., FRN, 6.884%, 2013 (z)	1,905,000	1,965,046
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,852,000	3,451,100
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,795,000	2,735,173
RMAC PLC, FRN, 0.839%, 2036 (n)	6,937	6,750
Salomon Brothers Mortgage Securities, Inc., FRN, 6.868%, 2032 (z)	3,262,500	3,395,751
Structured Asset Securities Corp., FRN, 4.67%, 2035	2,315,864	1,932,451
Structured Asset Securities Corp., FRN, 0.525%, 2035	819,843	662,866
Superannuation Members Home Loans Global Trust, FRN, 0.978%, 2029	389,199	359,348
Thornburg Mortgage Securities Trust, FRN, 0.965%, 2043	48,919	41,612
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,882,270
Wachovia Bank Commercial Mortgage Trust, 5.313%, 2048	736,000	677,271
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,988,131	3,782,007

		$228,072,157

Automotive – 0.3%
Ford Motor Credit Co. LLC, 9.875%, 2011	$4,840,000	$4,795,719
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	1,925,000	1,876,852

		$6,672,571

Broadcasting – 0.0%
News America, Inc., 8.5%, 2025	$120,000	$136,823

Brokerage & Asset Managers – 0.6%
INVESCO PLC, 4.5%, 2009	$8,978,000	$9,018,859
INVESCO PLC, 5.625%, 2012	4,255,000	4,255,345

		$13,274,204

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.5%
CRH America, Inc., 6.95%, 2012	$1,250,000	$1,260,914
CRH PLC, 8.125%, 2018	8,640,000	8,690,993

		$9,951,907

Cable TV – 1.5%
British Sky Broadcasting, 6.1%, 2018 (z)	$6,860,000	$6,996,301
Charter Communications Holdings LLC, 10.875%, 2014 (n)	4,015,000	4,336,200
Comcast Cable Communications LLC, 6.75%, 2011	4,000	4,260
Comcast Corp., 5.45%, 2010	300,000	312,367
Cox Communications, Inc., 4.625%, 2013	600,000	616,280
Cox Communications, Inc., 8.375%, 2039 (z)	8,040,000	10,046,374
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,966,131
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,224,877

		$30,502,790

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 2019	$5,150,000	$5,650,039
Dow Chemical Co., 9.4%, 2039	3,970,000	4,769,332
Yara International A.S.A., 5.25%, 2014 (n)	2,700,000	2,655,455

		$13,074,826

Conglomerates – 0.3%
American Standard Cos., Inc., 7.625%, 2010	$5,745,000	$5,863,858
Kennametal, Inc., 7.2%, 2012	525,000	536,727

		$6,400,585

Consumer Products – 0.7%
Clorox Co., 5%, 2013	$7,470,000	$7,803,229
Hasbro, Inc., 6.125%, 2014	5,790,000	5,973,931

		$13,777,160

Consumer Services – 0.5%
Western Union Co., 5.4%, 2011	$9,060,000	$9,593,090

Containers – 0.3%
Greif, Inc., 7.75%, 2019 (z)	$3,235,000	$3,210,738
Owens-Brockway, 7.375%, 2016 (z)	3,330,000	3,296,700

		$6,507,438

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$7,306,000	$7,821,299
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	2,705,000	2,914,467

		$10,735,766

Electronics – 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$5,330,000	$4,981,130
Tyco Electronics Group S.A., 7.125%, 2037	2,710,000	2,247,072

		$7,228,202

Emerging Market Quasi-Sovereign – 3.0%
Export-Import Bank of Korea, 5.875%, 2015	$5,562,000	$5,604,433
Gaz Capital S.A., 8.125%, 2014 (z)	6,415,000	6,479,150
KazMunaiGaz Finance B.V., 8.375%, 2013	3,749,000	3,514,688
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,342,000	1,258,125
KazMunaiGaz Finance B.V., 11.75%, 2015 (z)	4,766,000	4,956,640
Korea National Oil Corp., 5.375%, 2014 (z)	3,264,000	3,333,360
Mubadala Development Co., 7.625%, 2019 (n)	3,816,000	4,083,120
Petrobras International Finance Co., 7.875%, 2019	4,305,000	4,779,842
Qtel International Finance Ltd., 7.875%, 2019 (n)	9,740,000	10,604,727
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	3,144,000	3,213,121
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)	5,966,000	6,200,291

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
TDIC Finance Ltd., 6.5%, 2014 (n)	$7,332,000	$7,567,255

		$61,594,752

Emerging Market Sovereign – 1.1%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$4,113,000	$4,395,325
Republic of Indonesia, 11.625%, 2019 (n)	4,899,000	6,589,155
Republic of Poland, 6.375%, 2019	6,023,000	6,238,623
Republic of South Africa, 6.875%, 2019	4,164,000	4,549,170

		$21,772,273

Energy - Independent – 0.8%
Anadarko Petroleum Corp., 6.95%, 2019	$4,110,000	$4,509,307
Apache Corp., 7.375%, 2047	37,000	44,009
Chesapeake Energy Corp., 9.5%, 2015	4,815,000	5,109,919
EnCana Corp., 4.6%, 2009	1,290,000	1,291,152
Nexen, Inc., 6.4%, 2037	5,988,000	5,641,696

		$16,596,083

Energy - Integrated – 1.0%
ConocoPhillips, 6.5%, 2039	$20,000	$22,774
Hess Corp., 8.125%, 2019	4,990,000	5,971,713
Husky Energy, Inc., 7.25%, 2019	6,606,000	7,570,602
Petro-Canada, 6.05%, 2018	7,280,000	7,503,489

		$21,068,578

Entertainment – 0.0%
Time Warner, Inc., 6.875%, 2012	$100,000	$109,150

Financial Institutions – 0.9%
GMAC LLC, 6.875%, 2011 (n)	$7,240,000	$6,678,900
Household Finance Corp., 7%, 2012	170,000	180,060
HSBC Finance Corp., 6.75%, 2011	20,000	20,782
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	14,100,000	4,371,000
International Lease Finance Corp., 5%, 2010	868,000	780,673
ORIX Corp., 5.48%, 2011	7,640,000	7,379,568

		$19,410,983

Food & Beverages – 1.8%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$8,200,000	$9,577,575
Conagra Foods, Inc., 7%, 2019	1,950,000	2,254,668
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	8,044,000	8,889,537
HJ Heinz Finance Co., 7.125%, 2039 (z)	5,480,000	6,030,324
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	9,647,662

		$36,399,766

Food & Drug Stores – 0.5%
CVS Caremark Corp., 6.125%, 2016	$5,970,000	$6,468,644
CVS Caremark Corp., 5.75%, 2017	2,649,000	2,819,747

		$9,288,391

Forest & Paper Products – 0.3%
Stora Enso Oyj, 6.404%, 2016 (n)	$2,500,000	$1,850,000
Stora Enso Oyj, 7.25%, 2036 (n)	6,029,000	3,496,820

		$5,346,820

Gaming & Lodging – 0.5%
Pinnacle Entertainment, Inc., 8.625%, 2017 (z)	$2,405,000	$2,405,000
Wyndham Worldwide Corp., 6%, 2016	9,653,000	8,183,456

		$10,588,456

Insurance – 1.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$6,333,000	$3,989,790

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
MetLife, Inc., 5.375%, 2012	$300,000	$308,996
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	6,708,685
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,570,000	2,581,444
Prudential Financial, Inc., 5.1%, 2014	6,237,000	5,969,726
Prudential Financial, Inc., 6%, 2017	2,346,000	2,286,386
UnumProvident Corp., 6.85%, 2015 (n)	7,413,000	6,127,200

		$27,972,227

Insurance - Health – 0.3%
Humana, Inc., 7.2%, 2018	$6,010,000	$5,582,328

Insurance - Property & Casualty – 1.2%
AXIS Capital Holdings Ltd., 5.75%, 2014	$14,625,000	$13,755,222
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	1,480,000	1,202,870
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	10,570,000	8,773,100

		$23,731,192

International Market Quasi-Sovereign – 1.2%
ING Bank N.V., 3.9%, 2014 (n)	$6,800,000	$6,944,092
Royal Bank of Scotland Group PLC, 2.625%, 2012 (z)	8,520,000	8,605,541
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	7,996,935

		$23,546,568

Local Authorities – 0.9%
California (Build America Bonds), 7.55%, 2039	$8,175,000	$8,450,825
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	3,350,000	3,896,084
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	5,536,000	6,402,107

		$18,749,016

Major Banks – 9.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,290,000	$2,531,100
Bank of America Corp., 5.65%, 2018	21,590,000	20,592,788
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	4,793,750
Credit Suisse (USA), Inc., 5.125%, 2015	6,630,000	6,892,972
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	9,417,745
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	2,833,000	2,736,766
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,699,317
Goldman Sachs Group, Inc., 7.5%, 2019	18,020,000	21,104,195
JPMorgan Chase Bank, 6%, 2017	5,000,000	5,195,375
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,246,001
JPMorgan Chase Bank N.A., 6%, 2018	4,800,000	5,083,118
Kookmin Bank, 7.25%, 2014 (n)	3,900,000	4,184,606
Merrill Lynch & Co., Inc., 6.15%, 2013	9,520,000	9,778,354
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	6,294,050
Morgan Stanley, 5.75%, 2016	7,752,000	7,839,528
Morgan Stanley, 6.625%, 2018	10,150,000	10,802,412
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	4,015,000	3,627,139
Natixis S.A., 10% to 2018, FRN to 2049 (n)	6,870,000	5,430,804
PNC Funding Corp., 5.625%, 2017	12,270,000	12,360,859
Royal Bank of Scotland Group PLC, 9.118%, 2049	3,170,000	2,916,400
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	2,483,000	1,643,043
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	15,140,000	13,294,146
Wachovia Corp., 7.8%, 2010	250,000	263,431
Wachovia Corp., 5.75%, 2018	16,188,000	16,685,927
Wachovia Corp., 6.605%, 2025	2,393,000	2,187,429
Wells Fargo Bank NA, 6.45%, 2011	200,000	209,844

		$184,811,099

Medical & Health Technology & Services – 1.5%
Cardinal Health, Inc., FRN, 0.865%, 2009	$1,600,000	$1,596,270

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Fisher Scientific International, Inc., 6.125%, 2015	$11,945,000	$12,183,900
HCA, Inc., 7.875%, 2020 (z)	6,430,000	6,317,475
Hospira, Inc., 5.55%, 2012	3,720,000	3,873,498
Hospira, Inc., 6.05%, 2017	3,920,000	4,044,926
McKesson Corp., 5.7%, 2017	14,000	14,464
McKesson Corp., 7.5%, 2019	1,470,000	1,721,476

		$29,752,009

Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$5,820,000	$6,154,650
International Steel Group, Inc., 6.5%, 2014	8,404,000	8,283,209
Peabody Energy Corp., “B”, 6.875%, 2013	5,000	5,050

		$14,442,909

Mortgage Backed – 17.7%
Fannie Mae, 6.022%, 2010	$3,500,000	$3,666,920
Fannie Mae, 4.506%, 2011	1,450,968	1,483,252
Fannie Mae, 4.55%, 2011	2,298,199	2,364,712
Fannie Mae, 4.79%, 2012	2,966,537	3,106,025
Fannie Mae, 4.86%, 2012 - 2014	3,625,729	3,886,014
Fannie Mae, 5.12%, 2012	1,884,257	1,992,281
Fannie Mae, 4.517%, 2013	1,085,215	1,131,298
Fannie Mae, 4.542%, 2013	2,329,840	2,436,143
Fannie Mae, 4.845%, 2013	2,608,731	2,747,970
Fannie Mae, 5.37%, 2013	1,128,865	1,205,169
Fannie Mae, 4.62%, 2014 - 2015	4,429,516	4,634,368
Fannie Mae, 4.666%, 2014	1,495,683	1,563,705
Fannie Mae, 4.77%, 2014	1,808,401	1,901,102
Fannie Mae, 4.839%, 2014	4,115,323	4,331,104
Fannie Mae, 5.05%, 2014	1,232,148	1,303,341
Fannie Mae, 5.412%, 2014	2,582,623	2,776,288
Fannie Mae, 4.53%, 2015	1,207,159	1,248,537
Fannie Mae, 4.56%, 2015	23,404	24,269
Fannie Mae, 4.6%, 2015	1,932,480	2,005,100
Fannie Mae, 4.665%, 2015	1,221,837	1,273,066
Fannie Mae, 4.7%, 2015	29,214	30,448
Fannie Mae, 4.78%, 2015	2,659,160	2,781,605
Fannie Mae, 4.815%, 2015	1,863,000	1,955,801
Fannie Mae, 4.85%, 2015	1,469,964	1,543,686
Fannie Mae, 4.87%, 2015	1,238,433	1,300,641
Fannie Mae, 4.89%, 2015	384,535	404,023
Fannie Mae, 4.921%, 2015	4,785,957	5,054,301
Fannie Mae, 4.94%, 2015	2,616,000	2,730,004
Fannie Mae, 5%, 2016 - 2027	8,958,956	9,252,527
Fannie Mae, 5.09%, 2016	2,882,891	3,054,115
Fannie Mae, 5.395%, 2016	2,470,500	2,648,995
Fannie Mae, 5.423%, 2016	3,046,168	3,288,860
Fannie Mae, 5.5%, 2016 - 2038	104,622,222	108,929,193
Fannie Mae, 5.93%, 2016	1,308,097	1,443,413
Fannie Mae, 4.989%, 2017	4,618,308	4,889,466
Fannie Mae, 5.28%, 2017	2,707,000	2,883,456
Fannie Mae, 5.32%, 2017	793,681	847,187
Fannie Mae, 5.54%, 2017	1,515,683	1,636,020
Fannie Mae, 4.88%, 2020	887,873	918,423
Fannie Mae, 5.19%, 2020	2,948,767	3,011,005
Fannie Mae, 5.35%, 2023	2,148,264	2,242,421
Fannie Mae, 6%, 2029 - 2037	24,998,778	26,229,795

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2031 - 2033	$915,043	$989,488
Freddie Mac, 5.5%, 2017 - 2037	43,587,680	45,269,223
Freddie Mac, 5%, 2018 - 2028	8,701,243	8,982,398
Freddie Mac, 4%, 2023 - 2024	857,511	865,111
Freddie Mac, 6%, 2033 - 2038	19,840,822	20,860,734
Ginnie Mae, 6%, 2034 - 2038	20,763,693	21,824,791
Ginnie Mae, 5.5%, 2038 - 2039	30,454,100	31,727,712

		$362,675,506

Municipals – 0.4%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$7,970,000	$8,283,380

Natural Gas - Distribution – 0.5%
EQT Corp., 8.125%, 2019	$9,150,000	$10,321,484

Natural Gas - Pipeline – 2.3%
CenterPoint Energy, Inc., 7.875%, 2013	$11,585,000	$12,480,115
Energy Transfer Partners LP, 8.5%, 2014	1,672,000	1,932,090
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,886,917
Enterprise Products Partners LP, 6.3%, 2017	7,590,000	8,162,271
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	115,884
Kinder Morgan Energy Partners LP, 6%, 2017	7,542,000	7,758,056
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,823,000	2,030,397
Kinder Morgan Energy Partners LP, 5.8%, 2035	3,410,000	3,190,266
Spectra Energy Capital LLC, 8%, 2019	8,284,000	9,202,555

		$46,758,551

Network & Telecom – 1.9%
Telecom Italia Capital, 7.175%, 2019	$8,691,000	$9,681,713
Telemar Norte Leste S.A., 9.5%, 2019	1,615,000	1,835,044
Telemar Norte Leste S.A., 9.5%, 2019 (n)	4,492,000	5,104,035
Verizon New York, Inc., 6.875%, 2012	14,320,000	15,422,124
Windstream Corp., 8.625%, 2016	6,080,000	6,171,200

		$38,214,116

Oil Services – 0.3%
Smith International, Inc., 9.75%, 2019	$5,750,000	$6,954,631

Other Banks & Diversified Financials – 3.5%
American Express Centurion Bank, 5.55%, 2012	$5,147,000	$5,257,449
American Express Co., 8.125%, 2019	9,820,000	10,850,010
Capital One Financial Corp., 6.15%, 2016	6,690,000	5,980,311
Capital One Financial Corp., 8.8%, 2019	4,260,000	4,620,826
Citigroup, Inc., 6.125%, 2018	11,130,000	10,190,717
Citigroup, Inc., 8.5%, 2019	5,320,000	5,664,268
Citigroup, Inc., 8.125%, 2039	3,360,000	3,384,498
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	772,065
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,801,000	5,440,800
Svenska Handelsbanken AB, 4.875%, 2014 (n)	9,660,000	9,981,726
Swedbank AB, 9% to 2010, FRN to 2049 (n)	3,120,000	1,544,400
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	3,983,300
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,057,351
Woori America Bank, 7%, 2015 (z)	2,270,000	2,372,150

		$71,099,871

Pollution Control – 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$9,901,500

Precious Metals & Minerals – 0.2%
Teck Cominco Ltd., 6.125%, 2035	$2,710,000	$2,262,850

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – continued
Teck Resources Ltd., 10.25%, 2016 (z)	$1,020,000	$1,155,150

		$3,418,000

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,073,299

Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 6.5%, 2018	$5,080,000	$5,112,736
CSX Corp., 7.375%, 2019	2,705,000	3,076,053

		$8,188,789

Real Estate – 2.4%
Boston Properties, Inc., REIT, 5%, 2015	$3,697,000	$3,247,829
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	8,051,308
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,718,633
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	6,644,893
Liberty Property LP, REIT, 5.5%, 2016	8,890,000	7,300,975
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	1,710,931
ProLogis, REIT, 5.5%, 2012	1,980,000	1,870,983
ProLogis, REIT, 5.75%, 2016	5,844,000	5,042,116
ProLogis, REIT, 5.625%, 2016	3,060,000	2,604,317
Simon Property Group, Inc., REIT, 5.75%, 2015	1,508,000	1,448,163
Simon Property Group, Inc., REIT, 6.1%, 2016	5,269,000	5,044,056
Simon Property Group, Inc., REIT, 5.875%, 2017	2,890,000	2,715,172
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	789,881

		$49,189,257

Restaurants – 0.4%
YUM! Brands, Inc., 8.875%, 2011	$7,093,000	$7,719,298

Retailers – 1.1%
Home Depot, Inc., 5.875%, 2036	$6,743,000	$6,230,849
J.C. Penney Corp., Inc., 8%, 2010	2,307,000	2,335,265
Macy’s, Inc., 6.625%, 2011	4,959,000	5,034,927
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,493,859

		$23,094,900

Specialty Chemicals – 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$4,820,000	$5,085,100

Specialty Stores – 0.3%
Best Buy, Inc., 6.75%, 2013	$6,570,000	$6,881,168

Supermarkets – 0.7%
Delhaize America, Inc., 9%, 2031	$5,191,000	$6,496,620
Kroger Co., 6.4%, 2017	7,517,000	8,205,730

		$14,702,350

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$6,320,000	$6,607,307

Tobacco – 1.7%
Altria Group, Inc., 9.7%, 2018	$5,200,000	$6,323,262
Altria Group, Inc., 9.25%, 2019	2,660,000	3,181,009
Altria Group, Inc., 9.95%, 2038	4,610,000	5,873,716
Lorillard Tobacco Co., 8.125%, 2019	8,900,000	9,737,597
Reynolds American, Inc., 7.25%, 2012	125,000	133,123
Reynolds American, Inc., 6.75%, 2017	10,032,000	10,087,938

		$35,336,645

Transportation - Services – 0.4%
Erac USA Finance Co., 6.375%, 2017 (n)	$2,600,000	$2,429,560

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Erac USA Finance Co., 7%, 2037 (n)	$7,030,000	$5,896,349

		$8,325,909

U.S. Government Agencies and Equivalents – 1.8%
Small Business Administration, 5.94%, 2016	$536,379	$572,478
Small Business Administration, 5.37%, 2016	602,389	636,627
Small Business Administration, 6.35%, 2021	27,314	29,294
Small Business Administration, 6.34%, 2021	40,281	43,208
Small Business Administration, 6.44%, 2021	38,400	41,286
Small Business Administration, 5.34%, 2021	222,767	234,200
Small Business Administration, 6.07%, 2022	162,433	173,779
Small Business Administration, 4.35%, 2023	1,191,655	1,225,355
Small Business Administration, 4.98%, 2023	1,790,807	1,854,266
Small Business Administration, 4.89%, 2023	1,623,888	1,691,359
Small Business Administration, 4.93%, 2024	2,118,446	2,208,993
Small Business Administration, 4.34%, 2024	1,957,609	2,004,930
Small Business Administration, 5.18%, 2024	1,789,980	1,874,718
Small Business Administration, 5.52%, 2024	2,427,226	2,557,830
Small Business Administration, 5.19%, 2024	2,432,896	2,560,228
Small Business Administration, 4.86%, 2024	1,665,264	1,735,459
Small Business Administration, 4.57%, 2025	2,596,811	2,676,446
Small Business Administration, 4.76%, 2025	8,335,524	8,660,671
Small Business Administration, 5.39%, 2025	840,864	891,208
Small Business Administration, 5.35%, 2026	4,934,485	5,240,378

		$36,912,713

U.S. Treasury Obligations – 11.9%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$5,508,585
U.S. Treasury Bonds, 6%, 2026	840,000	1,015,350
U.S. Treasury Bonds, 6.75%, 2026	8,951,000	11,669,866
U.S. Treasury Bonds, 5.25%, 2029	44,000	49,452
U.S. Treasury Bonds, 5.375%, 2031	8,998,000	10,329,425
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,720,850
U.S. Treasury Bonds, 5%, 2037	31,029,000	34,519,763
U.S. Treasury Notes, 5.125%, 2011 (f)	67,754,000	72,896,393
U.S. Treasury Notes, 3.125%, 2013	84,037,000	87,208,052
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,152,814
U.S. Treasury Notes, 3.75%, 2018	1,380,000	1,407,821
U.S. Treasury Notes, TIPS, 2%, 2016	9,427,950	9,575,262

		$244,053,633

Utilities - Electric Power – 3.8%
AES Corp., 8%, 2017	$4,815,000	$4,718,700
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	8,662,000	9,261,532
Beaver Valley Funding Corp., 9%, 2017	180,000	177,701
Bruce Mansfield Unit, 6.85%, 2034	9,461,431	8,711,796
CenterPoint Energy, Inc., 5.95%, 2017	3,300,000	3,046,233
Duke Energy Corp., 5.65%, 2013	7,610,000	8,108,242
EDP Finance B.V., 6%, 2018 (n)	7,540,000	8,029,127
ELETROBRAS S.A., 6.875%, 2019 (z)	282,000	285,173
Enersis S.A., 7.375%, 2014	25,000	27,020
Exelon Generation Co. LLC, 6.95%, 2011	10,088,000	10,788,581
ISA Capital do Brasil S.A., 7.875%, 2012	3,677,000	3,837,869
ISA Capital do Brasil S.A., 8.8%, 2017	1,593,000	1,662,694
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,279,893
NiSource Finance Corp., 7.875%, 2010	6,503,000	6,802,171
Oncor Electric Delivery Co., 6.8%, 2018	6,800,000	7,683,130
Progress Energy, Inc., 7.05%, 2019	3,270,000	3,749,219

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
System Energy Resources, Inc., 5.129%, 2014 (z)	$568,073	$562,404

		$78,731,485

Total Bonds		$1,974,256,221

Money Market Funds (v) – 2.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	43,368,449	$43,368,449

Total Investments		$2,017,624,670

Other Assets, Less Liabilities – 1.5%		30,454,108

Net Assets – 100.0%		$2,048,078,778

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $233,634,507, representing 11.41% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,242,798	$331,920
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	2,217,585	164,780
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045	3/11/05 - 12/30/08	1,093,323	73,128
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,320	600,000
Bayview Commercial Asset Trust, FRN, 0.595%, 2035	6/09/05	854,531	450,160
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	2,299,706	1,542,423
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	1,949,206	1,090,842
Bayview Commercial Asset Trust, FRN, 0.555%, 2036	2/23/06	672,366	375,516
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06 - 5/29/09	1,828,519	1,356,293
Bayview Commercial Asset Trust, FRN, 2.391%, 2036	9/11/06	5,071,983	2,719,742
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	2,471,138	1,259,539
Bayview Commercial Asset Trust, FRN, 2.477%, 2037	1/26/07 - 5/29/09	5,076,456	2,118,615
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	1,505,265	360,704
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040	3/01/06	4,984,717	1,839,859
Brascan Real Estate, CDO, FRN, 2.11%, 2040	9/14/04	418,000	16,720
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 5/29/09	6,847,515	6,996,301
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	4,496,218	1,864,000
Commercial Mortgage Asset Trust, FRN, 0.851%, 2032	8/25/03	112,874	82,352
Cox Communications, Inc., 8.375%, 2039	6/09/09	8,730,425	10,046,374
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,951,417	3,263,000
ELETROBRAS S.A., 6.875%, 2019	6/23/09	279,497	285,173
Falcon Franchise Loan LLC, FRN, 3.026%, 2023	1/18/02	24,139	20,996
Falcon Franchise Loan LLC, FRN, 3.693%, 2025	1/29/03	781,716	504,949
Gaz Capital S.A., 8.125%, 2014	7/22/09	6,415,000	6,479,150
Gramercy Real Estate Ltd., CDO, FRN, 0.824%, 2035	6/21/05 - 1/18/07	1,260,025	529,200
Greif, Inc., 7.75%, 2019	7/23/09	3,126,285	3,210,738
HCA, Inc., 7.875%, 2020	7/23/09 - 7/30/09	6,332,512	6,317,475
HJ Heinz Finance Co., 7.125%, 2039	7/22/09	5,794,266	6,030,324
KazMunaiGaz Finance B.V., 11.75%, 2015	7/16/09	4,719,157	4,956,640
Korea National Oil Corp., 5.375%, 2014	7/23/09	3,242,608	3,333,360
Morgan Stanley Capital I, Inc., FRN, 1.352%, 2031	6/10/03	75,847	40,551
Owens-Brockway, 7.375%, 2016	5/07/09 - 5/29/09	3,223,545	3,296,700
Pinnacle Entertainment, Inc., 8.625%, 2017	7/27/09	2,371,258	2,405,000

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Preferred Term Securities XIX Ltd., CDO, FRN, 0.979%, 2035	9/08/05 - 5/29/09	$7,822,702	$2,446,877
Prudential Securities Secured Financing Corp., FRN, 6.884%, 2013	12/06/04 - 5/29/09	2,009,229	1,965,046
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	3,136,705	3,213,121
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09 - 7/17/09	6,021,311	6,200,291
Royal Bank of Scotland Group PLC, 2.625%, 2012	5/05/09	8,519,287	8,605,541
Salomon Brothers Mortgage Securities, Inc., FRN, 6.868%, 2032	1/07/05	3,699,797	3,395,751
System Energy Resources, Inc., 5.129%, 2014	4/16/04	568,073	562,404
Teck Resources Ltd., 10.25%, 2016	5/05/09 - 5/29/09	966,997	1,155,150
Woori America Bank, 7%, 2015	7/27/09	2,260,424	2,372,150

Total Restricted Securities			$103,878,855
% of Net Assets			5.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$280,966,344	$—	$280,966,344
Non-U.S. Sovereign Debt	—	106,913,591	—	106,913,591
Municipal Bonds	—	8,283,380	—	8,283,380
Corporate Bonds	—	812,463,610	—	812,463,610
Residential Mortgage-Backed Securities	—	392,303,019	—	392,303,019
Commercial Mortgage-Backed Securities	—	185,067,376	—	185,067,376
Asset-Backed Securities (including CDOs)	—	13,377,258	—	13,377,258
Foreign Bonds	—	174,881,643	—	174,881,643
Mutual Funds	43,368,449	—	—	43,368,449

Total Investments	$43,368,449	$1,974,256,221	$—	$2,017,624,670

Other Financial Instruments
Futures	$(1,629,522)	$—	$—	$(1,629,522)
Swaps	—	(80,289)	—	(80,289)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,087,523,434

Gross unrealized appreciation	$75,305,075
Gross unrealized depreciation	(145,203,839)

Net unrealized appreciation (depreciation)	$(69,898,764)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/09

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Short)	USD	112	13,328,000	Sep-09	$(194,642)
U.S. Treasury Note 5 yr (Short)	USD	900	103,844,531	Sep-09	(352,095)
U.S. Treasury Note 10 yr (Short)	USD	999	117,163,969	Sep-09	(1,082,785)

					$(1,629,522)

Swap Agreements at 7/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay		Fair Value
Liability Derivatives
Credit Default Swaps
6/20/13	USD	5,860,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate	)	$(18,710)
3/20/14	USD	4,850,000	Morgan Stanley Capital Services, Inc.	(2)	1.75% (fixed rate	)	$(61,579)

							$(80,289)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co. IDB, 7.125%, 7/15/23.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Corp., 7.125%, 7/15/23.

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,563,654	243,149,644	(249,344,849)	43,368,449

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,306	$43,368,449

MFS® Research Bond Fund J

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Bonds – 93.5%
Airlines – 0.3%
American Airlines, Inc., 10.375%, 2019	$100,000	$100,750
Continental Airlines, Inc., 7.875%, 2018	268,599	167,203

		$267,953

Asset Backed & Securitized – 9.6%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)	$138,945	$8,337
Banc of America Commercial Mortgage, Inc., 5.62%, 2051	134,000	122,578
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	166,851	126,468
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	4,291,263	225,720
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	2,764,356	139,876
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	2,148,552	128,483
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	1,882,917	47,073
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	139,516	128,318
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	307,000	245,033
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	526,957	417,640
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	580,000	571,992
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	900,000	728,481
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	182,076	164,349
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	487,000
CWCapital LLC, 5.223%, 2048	700,000	551,369
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	415,000	427,391
E*TRADE RV & Marine Trust, 3.62%, 2018	58,794	57,368
Falcon Franchise Loan LLC, FRN, 3.026%, 2023 (i)(z)	96,282	5,315
Falcon Franchise Loan LLC, FRN, 3.693%, 2025 (i)(z)	1,615,488	115,346
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	5,149,329	57,956
First Union-Lehman Brothers Bank of America, FRN, 0.568%, 2035 (i)	1,941,546	29,976
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	400,000	390,848
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	174,453	164,163
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038	500,000	431,398
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	400,000	342,431
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	247,640	211,802
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	540,000	119,653
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	310,000	190,240
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	331,125	311,634
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.748%, 2049	320,000	255,624
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.798%, 2049	470,000	431,560
KKR Financial CLO Ltd., “C”, CDO, FRN, 2.333%, 2021 (n)	808,765	123,337
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.335%, 2035 (i)	690,533	28,014
Merrill Lynch Mortgage Trust, FRN, 5.656%, 2039	28,000	26,487
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	350,000	87,172
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.112%, 2049	242,000	240,209
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	688,000	541,989
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	320,000	233,025
Morgan Stanley Capital I, Inc., FRN, 1.352%, 2031 (i)(z)	537,056	8,521
Mortgage Capital Funding, Inc., FRN, 2.457%, 2031 (i)	66,779	121
Nationslink Funding Corp., FRN, 1.094%, 2030 (i)	261,842	8,384
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	238,079	232,979
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	122,970	119,223
Preferred Term Securities XIX Ltd., CDO, FRN, 0.979%, 2035 (z)	1,392,909	431,802
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2035	185,000	131,586
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	845,000	262,788
Structured Asset Securities Corp., FRN, 0.525%, 2035	48,074	38,869
Wachovia Bank Commercial Mortgage Trust, 5.313%, 2048	39,000	35,888
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	251,679	238,671

		$10,424,487

1

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.2%
Ford Motor Credit Co. LLC, 9.875%, 2011	$240,000	$237,804

Broadcasting – 0.0%
News America, Inc., 8.5%, 2025	$30,000	$34,206

Brokerage & Asset Managers – 0.6%
INVESCO PLC, 4.5%, 2009	$518,000	$520,357
INVESCO PLC, 5.625%, 2012	179,000	179,014

		$699,371

Building – 0.4%
CRH PLC, 8.125%, 2018	$400,000	$402,361

Cable TV – 1.5%
British Sky Broadcasting, 6.1%, 2018 (z)	$330,000	$336,557
Charter Communications Holdings LLC, 10.875%, 2014 (n)	190,000	205,200
Cox Communications, Inc., 8.375%, 2039 (z)	420,000	524,811
TCI Communications, Inc., 9.8%, 2012	181,000	208,966
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	295,612

		$1,571,146

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 2019	$350,000	$383,983
Dow Chemical Co., 9.4%, 2039	210,000	252,282

		$636,265

Conglomerates – 0.1%
American Standard Cos., Inc., 7.625%, 2010	$100,000	$102,069

Consumer Products – 0.9%
Clorox Co., 5%, 2013	$500,000	$522,305
Hasbro, Inc., 6.125%, 2014	480,000	495,248

		$1,017,553

Consumer Services – 0.5%
Western Union Co., 5.4%, 2011	$500,000	$529,420

Containers – 0.3%
Greif, Inc., 7.75%, 2019 (z)	$175,000	$173,688
Owens-Brockway, 7.375%, 2016 (z)	175,000	173,250

		$346,938

Defense Electronics – 0.9%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$408,644
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	398,238
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	105,000	113,131

		$920,013

Electronics – 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$168,218
Tyco Electronics Group S.A., 7.125%, 2037	130,000	107,793

		$276,011

Emerging Market Quasi-Sovereign – 2.5%
Export-Import Bank of Korea, 5.875%, 2015	$298,000	$300,273
Gaz Capital S.A., 8.125%, 2014 (z)	380,000	383,800
KazMunaiGaz Finance B.V., 8.375%, 2013	264,000	247,500
KazMunaiGaz Finance B.V., 11.75%, 2015 (z)	214,000	222,560
Korea National Oil Corp., 5.375%, 2014 (z)	144,000	147,060
Petrobras International Finance Co., 7.875%, 2019	172,000	190,972
Qtel International Finance Ltd., 7.875%, 2019 (n)	338,000	368,008
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	250,000	255,496
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)	251,000	260,857

2

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
TDIC Finance Ltd., 6.5%, 2014 (n)	$354,000	$365,358

		$2,741,884

Emerging Market Sovereign – 1.0%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$315,000	$336,622
Republic of Indonesia, 11.625%, 2019 (n)	176,000	236,720
Republic of Poland, 6.375%, 2019	302,000	312,812
Republic of South Africa, 6.875%, 2019	196,000	214,130

		$1,100,284

Energy - Independent – 0.7%
Anadarko Petroleum Corp., 6.95%, 2019	$190,000	$208,459
Apache Corp., 7.375%, 2047	10,000	11,894
Chesapeake Energy Corp., 9.5%, 2015	230,000	244,087
Nexen, Inc., 6.4%, 2037	260,000	244,963

		$709,403

Energy - Integrated – 1.3%
Hess Corp., 8.125%, 2019	$500,000	$598,368
Husky Energy, Inc., 7.25%, 2019	391,000	448,093
Petro-Canada, 6.05%, 2018	327,000	337,039

		$1,383,500

Financial Institutions – 0.7%
GMAC LLC, 6.875%, 2011 (n)	$345,000	$318,263
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	155,000
ORIX Corp., 5.48%, 2011	270,000	260,796

		$734,059

Food & Beverages – 2.3%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$410,000	$478,879
Conagra Foods, Inc., 7%, 2019	70,000	80,937
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	358,000	395,631
HJ Heinz Finance Co., 7.125%, 2039 (z)	280,000	308,119
Kraft Foods, Inc., 6.125%, 2018	520,000	570,081
Miller Brewing Co., 5.5%, 2013 (n)	641,000	665,320

		$2,498,967

Food & Drug Stores – 0.4%
CVS Caremark Corp., 6.125%, 2016	$270,000	$292,552
CVS Caremark Corp., 5.75%, 2017	153,000	162,862

		$455,414

Forest & Paper Products – 0.2%
Stora Enso Oyj, 7.25%, 2036 (n)	$304,000	$176,320

Gaming & Lodging – 0.6%
Pinnacle Entertainment, Inc., 8.625%, 2017 (z)	$130,000	$130,000
Wyndham Worldwide Corp., 6%, 2016	585,000	495,941

		$625,941

Insurance – 1.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$203,490
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	305,867
Metropolitan Life Global Funding, 5.125%, 2014 (n)	110,000	110,490
Prudential Financial, Inc., 5.1%, 2014	289,000	276,615
Prudential Financial, Inc., 6%, 2017	45,000	43,857
UnumProvident Corp., 6.85%, 2015 (n)	608,000	502,541

		$1,442,860

Insurance - Health – 0.2%
Humana, Inc., 7.2%, 2018	$270,000	$250,787

3

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014	$500,000	$470,264
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	500,000	415,000

		$885,264

International Market Quasi-Sovereign – 0.7%
Royal Bank of Scotland Group PLC, 2.625%, 2012 (z)	$400,000	$404,016
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	302,000	305,512

		$709,528

Local Authorities – 0.7%
California (Build America Bonds), 7.55%, 2039	$340,000	$351,472
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	145,000	168,636
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	230,000	265,984

		$786,092

Major Banks – 8.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$230,000	$135,700
Bank of America Corp., 5.65%, 2018	1,110,000	1,058,731
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	295,000
Credit Suisse (USA), Inc., 5.125%, 2015	320,000	332,692
Credit Suisse (USA), Inc., 6%, 2018	360,000	372,161
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	162,000	156,497
Goldman Sachs Group, Inc., 5.625%, 2017	205,000	205,276
Goldman Sachs Group, Inc., 7.5%, 2019	940,000	1,100,885
JPMorgan Chase Bank, 6%, 2017	250,000	259,769
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	249,765
JPMorgan Chase Bank N.A., 6%, 2018	500,000	529,492
Kookmin Bank, 7.25%, 2014 (n)	100,000	107,298
Merrill Lynch & Co., Inc., 6.15%, 2013	440,000	451,941
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	261,125
Morgan Stanley, 5.75%, 2016	372,000	376,200
Morgan Stanley, 6.625%, 2018	788,000	838,650
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	189,000	170,742
Natixis S.A., 10% to 2018, FRN to 2049 (n)	300,000	237,153
PNC Funding Corp., 5.625%, 2017	290,000	292,147
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	258,000	170,723
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	500,000	439,041
Wachovia Corp., 5.75%, 2018	800,000	824,607
Wachovia Corp., 6.605%, 2025	387,000	353,755

		$9,219,350

Medical & Health Technology & Services – 2.1%
CareFusion Corp., 6.375%, 2019 (z)	$180,000	$189,848
Fisher Scientific International, Inc., 6.125%, 2015	675,000	688,500
HCA, Inc., 7.875%, 2020 (z)	345,000	338,963
Hospira, Inc., 5.55%, 2012	300,000	312,379
Hospira, Inc., 6.05%, 2017	290,000	299,242
McKesson Corp., 5.7%, 2017	360,000	371,943
McKesson Corp., 7.5%, 2019	50,000	58,554

		$2,259,429

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$500,000	$528,750
International Steel Group, Inc., 6.5%, 2014	497,000	489,857

		$1,018,607

Mortgage Backed – 18.5%
Fannie Mae, 4.55%, 2011	$333,004	$342,642
Fannie Mae, 5.12%, 2012	276,044	291,869
Fannie Mae, 4.582%, 2014	192,225	200,755

4

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 4.62%, 2014	175,046	$184,880
Fannie Mae, 4.666%, 2014	252,353	263,830
Fannie Mae, 4.86%, 2014	174,887	184,121
Fannie Mae, 4.56%, 2015	224,529	232,821
Fannie Mae, 4.665%, 2015	150,995	157,326
Fannie Mae, 4.69%, 2015	126,216	131,670
Fannie Mae, 4.7%, 2015	174,257	181,832
Fannie Mae, 4.74%, 2015	193,254	202,330
Fannie Mae, 4.78%, 2015	213,674	223,513
Fannie Mae, 4.815%, 2015	271,000	284,499
Fannie Mae, 4.87%, 2015	171,389	179,998
Fannie Mae, 4.89%, 2015	122,081	128,410
Fannie Mae, 4.921%, 2015	431,665	455,868
Fannie Mae, 5.1%, 2015	100,000	105,507
Fannie Mae, 5.466%, 2015	302,663	327,154
Fannie Mae, 5%, 2016 - 2037	2,298,194	2,356,530
Fannie Mae, 5.157%, 2016	152,761	163,694
Fannie Mae, 5.5%, 2018 - 2038	3,538,357	3,688,660
Fannie Mae, 4.88%, 2020	157,424	162,841
Fannie Mae, 6%, 2029 - 2037	863,622	905,995
Fannie Mae, 6.5%, 2033	51,818	55,902
Freddie Mac, 5%, 2018 - 2028	1,022,207	1,054,754
Freddie Mac, 5.5%, 2022 - 2039	3,213,492	3,327,288
Freddie Mac, 4%, 2024	28,456	28,719
Freddie Mac, 6%, 2034 - 2038	1,010,549	1,061,994
Ginnie Mae, 6%, 2036 - 2038	819,456	861,092
Ginnie Mae, 5.5%, 2038 - 2039	1,302,499	1,356,971
Ginnie Mae, 5%, 2039	888,989	914,539

		$20,018,004

Municipals – 0.4%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$415,000	$431,318

Natural Gas - Distribution – 0.8%
EQT Corp., 8.125%, 2019	$800,000	$902,425

Natural Gas - Pipeline – 0.9%
Energy Transfer Partners LP, 8.5%, 2014	$61,000	$70,489
Enterprise Products Operating LP, 5.65%, 2013	181,000	189,529
Enterprise Products Partners LP, 6.3%, 2017	40,000	43,016
Kinder Morgan Energy Partners LP, 7.75%, 2032	236,000	262,849
Spectra Energy Capital LLC, 8%, 2019	393,000	436,577

		$1,002,460

Network & Telecom – 1.0%
Telecom Italia Capital, 7.175%, 2019	$311,000	$346,452
Telemar Norte Leste S.A., 9.5%, 2019 (n)	190,000	215,888
Telemar Norte Leste S.A., 9.5%, 2019	126,000	143,167
Windstream Corp., 8.625%, 2016	330,000	334,950

		$1,040,457

Oil Services – 0.3%
Smith International, Inc., 9.75%, 2019	$270,000	$326,565

Other Banks & Diversified Financials – 3.7%
American Express Co., 8.125%, 2019	$750,000	$828,667
Capital One Financial Corp., 6.15%, 2016	310,000	277,115
Capital One Financial Corp., 8.8%, 2019	270,000	292,869
Citigroup, Inc., 6.125%, 2018	510,000	466,960
Citigroup, Inc., 8.5%, 2019	650,000	692,063

5

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 8.125%, 2039	$170,000	$171,239
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	465,000	372,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	500,000	516,653
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	213,500
Woori America Bank, 7%, 2015 (z)	113,000	118,085

		$3,949,151

Pollution Control – 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$500,000	$512,500

Precious Metals & Minerals – 0.2%
Teck Cominco Ltd., 6.125%, 2035	$130,000	$108,550
Teck Resources Ltd., 10.25%, 2016 (z)	55,000	62,288

		$170,838

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$139,243

Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 6.5%, 2018	$290,000	$291,869
CSX Corp., 7.375%, 2019	105,000	119,403

		$411,272

Real Estate – 2.6%
Boston Properties, Inc., REIT, 5%, 2015	$253,000	$222,261
HRPT Properties Trust, REIT, 6.25%, 2016	416,000	352,044
Kimco Realty Corp., REIT, 6%, 2012	150,000	143,287
Kimco Realty Corp., REIT, 5.783%, 2016	648,000	560,371
Liberty Property LP, REIT, 5.5%, 2016	430,000	353,141
ProLogis, REIT, 5.75%, 2016	224,000	193,264
ProLogis, REIT, 5.625%, 2016	220,000	187,238
Simon Property Group, Inc., REIT, 4.6%, 2010	157,000	159,972
Simon Property Group, Inc., REIT, 5.75%, 2015	331,000	317,866
Simon Property Group, Inc., REIT, 6.1%, 2016	312,000	298,680

		$2,788,124

Restaurants – 0.4%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$453,820

Retailers – 1.1%
Home Depot, Inc., 5.875%, 2036	$358,000	$330,809
J.C. Penney Corp., Inc., 8%, 2010	70,000	70,858
Macy’s, Inc., 6.625%, 2011	374,000	379,726
Wesfarmers Ltd., 6.998%, 2013 (n)	420,000	437,697

		$1,219,090

Specialty Chemicals – 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$240,000	$253,200

Specialty Stores – 0.3%
Best Buy, Inc., 6.75%, 2013	$270,000	$282,788

Supermarkets – 0.7%
Delhaize America, Inc., 9%, 2031	$284,000	$355,431
Kroger Co., 6.4%, 2017	413,000	450,840

		$806,271

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$300,000	$313,638

Tobacco – 1.9%
Altria Group, Inc., 9.7%, 2018	$150,000	$182,402
Altria Group, Inc., 9.25%, 2019	610,000	729,479

6

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Altria Group, Inc., 9.95%, 2038	$250,000	$318,531
Lorillard Tobacco Co., 8.125%, 2019	448,000	490,162
Reynolds American, Inc., 6.75%, 2017	350,000	351,952

		$2,072,526

Transportation - Services – 0.7%
Erac USA Finance Co., 6.375%, 2017 (n)	$140,000	$130,822
Erac USA Finance Co., 7%, 2037 (n)	710,000	595,506

		$726,328

U.S. Government Agencies and Equivalents – 0.9%
Small Business Administration, 6.35%, 2021	$6,828	$7,324
Small Business Administration, 6.34%, 2021	10,070	10,802
Small Business Administration, 6.44%, 2021	9,600	10,321
Small Business Administration, 5.34%, 2021	56,623	59,529
Small Business Administration, 6.07%, 2022	41,117	43,989
Small Business Administration, 4.35%, 2023	302,063	310,605
Small Business Administration, 4.76%, 2025	507,686	527,489

		$970,059

U.S. Treasury Obligations – 12.4%
U.S. Treasury Bonds, 2.375%, 2010 (f)	$5,715,000	$5,827,288
U.S. Treasury Bonds, 8.125%, 2019	5,000	6,853
U.S. Treasury Bonds, 6%, 2026	154,000	186,148
U.S. Treasury Bonds, 6.25%, 2030	375,000	475,078
U.S. Treasury Bonds, 5.375%, 2031	29,000	33,291
U.S. Treasury Bonds, 4.5%, 2036	74,000	76,266
U.S. Treasury Bonds, 5%, 2037	2,109,000	2,346,263
U.S. Treasury Notes, 3.125%, 2013	3,775,000	3,917,446
U.S. Treasury Notes, 4.75%, 2014	74,000	81,672
U.S. Treasury Notes, TIPS, 2%, 2016	506,416	514,328

		$13,464,633

Utilities - Electric Power – 4.1%
AES Corp., 8%, 2017	$230,000	$225,400
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	439,000	469,385
Bruce Mansfield Unit, 6.85%, 2034	525,635	483,989
CenterPoint Energy, Inc., 5.95%, 2017	250,000	230,775
EDP Finance B.V., 6%, 2018 (n)	720,000	766,707
Exelon Generation Co. LLC, 6.95%, 2011	843,000	901,544
ISA Capital do Brasil S.A., 7.875%, 2012	256,000	267,200
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	162,423
Oncor Electric Delivery Co., 6.8%, 2018	303,000	342,351
Progress Energy, Inc., 7.05%, 2019	500,000	573,275

		$4,423,049

Total Bonds		$101,141,045

Money Market Funds (v) – 6.0%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	6,565,037	$6,565,037

Total Investments		$107,706,082

Other Assets, Less Liabilities – 0.5%		497,576

Net Assets – 100.0%		$108,203,658

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,468,872, representing 10.6% of net assets.

7

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	3/11/05 - 3/28/05	$126,351	$8,337
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	336,542	225,720
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	249,943	139,876
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	173,010	128,483
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	196,703	47,073
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 2/14/08	329,578	336,557
CareFusion Corp., 6.375%, 2019	7/14/09	177,051	189,848
Cox Communications, Inc., 8.375%, 2039	6/09/09	456,067	524,811
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,037,493	487,000
Falcon Franchise Loan LLC, FRN, 3.026%, 2023	12/19/03	8,561	5,315
Falcon Franchise Loan LLC, FRN, 3.693%, 2025	12/19/03	193,232	115,346
Gaz Capital S.A., 8.125%, 2014	7/22/09	380,000	383,800
Greif, Inc., 7.75%, 2019	7/23/09	169,119	173,688
HCA, Inc., 7.875%, 2020	7/29/09 - 7/30/09	339,753	338,963
HJ Heinz Finance Co., 7.125%, 2039	7/22/09	296,526	308,119
KazMunaiGaz Finance B.V., 11.75%, 2015	7/16/09	211,897	222,560
Korea National Oil Corp., 5.375%, 2014	7/23/09	143,056	147,060
Morgan Stanley Capital I, Inc., FRN, 1.352%, 2031	12/19/03	19,850	8,521
Owens-Brockway, 7.375%, 2016	5/07/09	169,406	173,250
Pinnacle Entertainment, Inc., 8.625%, 2017	7/27/09	128,176	130,000
Preferred Term Securities XIX Ltd., CDO, FRN, 0.979%, 2035	9/08/05	1,392,909	431,802
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	249,420	255,496
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09	250,236	260,857
Royal Bank of Scotland Group PLC, 2.625%, 2012	5/05/09	399,967	404,016
Teck Resources Ltd., 10.25%, 2016	5/05/09	52,125	62,288
Woori America Bank, 7%, 2015	7/27/09	112,523	118,085

Total Restricted Securities			$5,626,871
% of Net Assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Research Bond Fund J

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$14,434,692	$—	$14,434,692
Non-U.S. Sovereign Debt	—	4,551,696	—	4,551,696
Municipal Bonds	—	431,318	—	431,318
Corporate Bonds	—	43,211,966		43,211,966
Residential Mortgage-Backed Securities	—	21,341,149	—	21,341,149
Commercial Mortgage-Backed Securities	—	7,993,498	—	7,993,498
Asset-Backed Securities (including CDOs)	—	1,107,844	—	1,107,844
Foreign Bonds	—	8,068,882	—	8,068,882
Mutual Funds	6,565,037	—	—	6,565,037

Total Investments	$6,565,037	$101,141,045	$—	$107,706,082

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$4,901	$—	$—	$4,901
Swaps	—	(830)	—	(830)

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS Research Bond Fund J

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$111,740,013

Gross unrealized appreciation	$3,377,563
Gross unrealized depreciation	(7,411,494)

Net unrealized appreciation (depreciation)	$(4,033,931)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/09

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	44	$5,160,375	Sep-09	$4,901

Swap Agreements at 7/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
6/20/13	USD	260,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$(830)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,627,952	31,187,064	(29,249,979)	6,565,037

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,893	$6,565,037

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.